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                                                      hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                           811-6463
       ---------------------------------------------------------------

                          AIM International Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


   Robert H. Graham     11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     10/31
                         ------------------

Date of reporting period:    4/30/03
                         ------------------

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                          AIM ASIA PACIFIC GROWTH FUND

         AIM Asia Pacific Growth Fund seeks to provide long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of companies in the Asia Pacific region (except Japanese companies).

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                --Servicemark--

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
TOP COUNTRIES

As of 4/30/03
--------------------------------------------------------------------------------

                                   [PIE CHART]

SOUTH KOREA                                  11.4%
AUSTRALIA                                    17.6%
OTHER                                        16.5%
CHINA                                         2.5%
THAILAND                                      3.3%
CAYMAN ISLANDS                                3.4%
BERMUDA                                       8.3%
SINGAPORE                                     7.8%
HONG KONG                                     8.2%
INDIA                                         9.7%
TAIWAN                                       11.3%



TOTAL NUMBER OF HOLDINGS*                      64

TOTAL NET ASSETS                    $96.6 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (11/3/97)                 -3.84%
  5 Years                            -2.65
  1 Year                            -23.58

CLASS B SHARES
 Inception (11/3/97)                 -3.69%
  5 Years                            -2.63
  1 Year                            -23.66

CLASS C SHARES
 Inception (11/3/97)                 -3.56%
  5 Years                            -2.28
  1 Year                            -20.49

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (11/3/97), -4.50%; five years, -4.27%; one year, -25.84%.
Class B shares, inception (11/3/97), -4.34%; five years, -4.28%; one year, -25.89%. Class C shares, inception (11/3/97), -4.21; five years, -3.94%; one year, -22.82%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                              -0.82%

CLASS B SHARES                              -1.09

CLASS C SHARES                              -1.09


MSCI ALL COUNTRY (AC) ASIA PACIFIC
FREE EX-JAPAN INDEX (Broad Market Index)     1.08

LIPPER PACIFIC EX-JAPAN FUND INDEX
(Peer Group Index)                          -2.71


Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=============================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                  TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------
 1. Samsung Electronics Co., Ltd. (South Korea)                2.6%       1. Banks                                    8.2%

 2. Fountain Set (Holdings) Ltd. (Hong Kong)                   2.6        2. Electronic Equipment & Instruments.      6.9

 3. Ranbaxy Laboratories Ltd. (India)                          2.5        3. Construction Materials                   5.0

 4. Venture Corp. Ltd. (Singapore)                             2.4        4. Pharmaceuticals                          4.7

 5. ASM Pacific Technology Ltd. (Cayman Islands)               2.3        5. Semiconductors                           4.1

 6. Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)       2.3        6. Textiles                                 3.7

 7. James Hardie Industries N.V. (Netherlands)                 2.3        7. Food Retail                              3.7

 8. Amcor Ltd. (Australia)                                     2.2        8. Industrial Conglomerates                 3.5

 9. Esprit Holdings Ltd. (Bermuda)                             2.2        9. Computer Hardware                        3.2

10. Johnson Electric Holdings Ltd. (Bermuda)                   2.2       10. Real Estate Management & Development     2.4

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

=============================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective July 1, 2002, AIM Asian Growth Fund was renamed AIM Asia Pacific Growth Fund.

o AIM Asia Pacific Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o Investing in a single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o Investing in small and mid-size companies may involve risks not associated with more established companies. Also, micro and small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The MSCI All Country (AC) Asia Pacific Free ex-Japan Index is a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International. A "free" index represents actual buyable opportunities for global investors.

o The unmanaged Lipper Pacific ex-Japan Fund Index represents an average of the largest Pacific ex-Japan funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of Pacific ex-Japan stocks.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Asia Pacific Growth Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
ON THE CURRENCY     opposite page. This letter will provide an overview of the
FRONT, THE U.S.     markets and your fund during the six months covered by this
DOLLAR WAS WEAK     report. As always, timely information about your fund and
COMPARED TO MANY    the markets in general is available at our Web site,
FOREIGN CURRENCIES. aiminvestments.com.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

                    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE(R)), a group of foreign securities tracked by Morgan Stanley
Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Throughout the reporting period, AIM Asia Pacific Growth fund managers Shuxin Cao and Barrett K. Sides sought to identify companies, that in their view, have experienced above-average long-term growth in earnings and prospects for future growth. As of April 30, 2003, the fund had its largest exposure in the information technology, consumer discretionary and financials sectors. Over the course of the reporting period, the fund's exposure to information technology and materials increased, while its weighting in consumer staples and financials decreased. The fund had 64 equity holdings at the end of the reporting period.

IN CLOSING

I thank you for your continued participation in AIM Asia Pacific Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-87.01%

AUSTRALIA-17.58%

Amcor Ltd. (Paper Packaging)                        414,400   $  2,157,628
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                           334,400      1,894,046
--------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                               24,740         52,548
--------------------------------------------------------------------------
Boral Ltd. (Construction Materials)                 261,000        778,401
--------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                 232,000        827,096
--------------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)                87,500      1,856,311
--------------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)              156,376      1,930,154
--------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                       759,200      1,650,598
--------------------------------------------------------------------------
St. George Bank Ltd. (Banks)                         81,700      1,013,545
--------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                       425,800      1,883,502
--------------------------------------------------------------------------
Wesfarmers Ltd. (Industrial Conglomerates)           96,900      1,487,461
--------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                       178,500      1,444,962
==========================================================================
                                                                16,976,252
==========================================================================

BERMUDA-8.26%

Esprit Holdings Ltd. (Apparel Retail)             1,079,000      2,116,758
--------------------------------------------------------------------------
Johnson Electric Holdings Ltd. (Electrical
  Components & Equipment)                         1,953,000      2,103,487
--------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                     1,406,000      1,577,436
--------------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                            737,000        365,705
--------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                 1,385,000      1,065,514
--------------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)        6,828,000        744,167
==========================================================================
                                                                 7,973,067
==========================================================================

CAYMAN ISLANDS-3.39%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                        910,000      2,257,775
--------------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)
  (Acquired 03/21/01; Cost $113,601)(a)(b)          744,000        161,220
--------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(a)        3,400,000        854,463
==========================================================================
                                                                 3,273,458
==========================================================================

CHINA-2.53%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                        2,790,000      1,287,849
--------------------------------------------------------------------------
Travelsky Technology Ltd.-Class H
  (Diversified Commercial Services) (Acquired
  02/01/01-01/14/03; $427,718)(b)                   675,000        404,616
--------------------------------------------------------------------------
Tsingtao Brewery Co. Ltd.-Class H (Brewers)       1,146,000        749,399
==========================================================================
                                                                 2,441,864
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

HONG KONG-8.21%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                         109,000   $    602,368
--------------------------------------------------------------------------
China Pharmaceutical Enterprise and
  Investment Corp. Ltd. (Pharmaceuticals)         2,496,000        696,085
--------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                        20,600        540,132
--------------------------------------------------------------------------
Dah Sing Financial Group (Banks)                    284,400      1,298,189
--------------------------------------------------------------------------
Fountain Set (Holdings) Ltd. (Textiles)           3,654,000      2,483,148
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                         122,000        572,531
--------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/29/02-08/09/02;
  Cost $1,077,163)(b)                             1,378,000      1,731,544
==========================================================================
                                                                 7,923,997
==========================================================================

INDIA-9.71%

Bajaj Auto Ltd. (Motorcycle Manufacturers)(a)        60,000        612,426
--------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.
  (Pharmaceuticals)                                  74,000      1,366,076
--------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                          125,700      2,058,966
--------------------------------------------------------------------------
Hindustan Lever Ltd. (Household Products)           338,000      1,031,071
--------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                          31,769      1,873,545
--------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)         170,960      2,438,673
==========================================================================
                                                                 9,380,757
==========================================================================

INDONESIA-0.06%

Lippo Bank (Banks)(a)                             1,181,296         61,274
==========================================================================

NETHERLANDS-2.28%

James Hardie Industries N.V. (Construction
  Materials)                                        534,600      2,197,296
==========================================================================

PHILIPPINES-1.15%

SM Prime Holdings, Inc. (Real Estate
  Management & Development)                      11,876,900      1,109,039
==========================================================================

SINGAPORE-7.80%

Keppel Corp. Ltd. (Industrial Conglomerates)        769,000      1,933,937
--------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                       1,800,000      1,816,798
--------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks)                   257,000      1,507,119
--------------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Equipment &
  Instruments)                                      273,000      2,278,271
==========================================================================
                                                                 7,536,125
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-11.40%

Cheil Communications Inc. (Advertising)(a)            8,740   $    759,218
--------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                    44,190      1,509,992
--------------------------------------------------------------------------
Hana Bank (Banks)                                    88,600        762,347
--------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automobile
  Manufacturers)                                     22,400        529,337
--------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Brewers)           46,289      1,010,011
--------------------------------------------------------------------------
Kookmin Bank (Banks)(a)                              44,300      1,243,829
--------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                   49,530      1,643,523
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                                 9,920      2,491,231
--------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)            8,900      1,062,577
==========================================================================
                                                                11,012,065
==========================================================================

TAIWAN-11.32%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)(a)                                   566,000      1,615,983
--------------------------------------------------------------------------
Compal Electronics Inc. (Computer Hardware)       1,915,000      2,066,112
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)              380,200      1,189,148
--------------------------------------------------------------------------
MediaTeK Inc. (Semiconductors)(a)                   216,000      1,766,427
--------------------------------------------------------------------------
Nien Made Enterprise Co., Ltd. (Consumer
  Electronics)(a)                                   514,520      1,085,143
--------------------------------------------------------------------------
Quanta Computer Inc. (Computer Hardware)            570,050        997,792
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                             1,609,544      2,207,638
==========================================================================
                                                                10,928,243
==========================================================================

THAILAND-3.32%

Advanced Info Service PCL (Wireless
  Telecommunication Services)                     1,190,000      1,251,607
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
THAILAND-(CONTINUED)

Delta Electronics (Thailand) PCL (Electronic
  Equipment & Instruments) (Acquired
  01/07/02; Cost $792,056)(b)(c)                  1,102,000   $    734,066
--------------------------------------------------------------------------
Land and Houses PCL (Homebuilding)                3,630,000        653,290
--------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)(a)                                     190,000        563,983
==========================================================================
                                                                 3,202,946
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $75,302,036)                              84,016,383
==========================================================================

MONEY MARKET FUNDS-8.97%

STIC Liquid Assets Portfolio(d)                   4,329,440      4,329,440
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                           4,329,440      4,329,440
==========================================================================
    Total Money Market Funds (Cost
      $8,658,880)                                                8,658,880
==========================================================================
TOTAL INVESTMENTS-95.98% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $83,960,916)                    92,675,263
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.10%

STIC Liquid Assets Portfolio(d)(e)                4,393,989      4,393,989
--------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                        4,393,988      4,393,988
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,787,977)                                          8,787,977
==========================================================================
TOTAL INVESTMENTS-105.08% (Cost $92,748,893)                   101,463,240
==========================================================================
OTHER ASSETS LESS LIABILITIES-(5.08%)                           (4,903,238)
==========================================================================
NET ASSETS-100.00%                                            $ 96,560,002
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $3,031,446, which represented 3.14% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $92,748,893)*                                $101,463,240
-----------------------------------------------------------
Foreign currencies, at value (cost
  $1,008,831)                                     1,005,167
-----------------------------------------------------------
Receivables for:
  Investments sold                                  743,465
-----------------------------------------------------------
  Capital stock sold                              4,749,700
-----------------------------------------------------------
  Dividends                                         226,907
-----------------------------------------------------------
Investment for deferred compensation plan            21,858
-----------------------------------------------------------
Other assets                                         42,922
===========================================================
     Total assets                               108,253,259
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             797,590
-----------------------------------------------------------
  Capital stock reacquired                        1,818,572
-----------------------------------------------------------
  Deferred compensation plan                         21,858
-----------------------------------------------------------
  Collateral upon return of securities
     loaned                                       8,787,977
-----------------------------------------------------------
Accrued distribution fees                            65,239
-----------------------------------------------------------
Accrued directors' fees                                 700
-----------------------------------------------------------
Accrued transfer agent fees                         102,901
-----------------------------------------------------------
Accrued operating expenses                           98,420
===========================================================
     Total liabilities                           11,693,257
===========================================================
Net assets applicable to shares outstanding    $ 96,560,002
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)     $173,924,695
-----------------------------------------------------------
Undistributed net investment income (loss)          (14,158)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (86,063,096)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               8,712,561
===========================================================
                                               $ 96,560,002
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 74,643,898
___________________________________________________________
===========================================================
Class B                                        $ 17,161,024
___________________________________________________________
===========================================================
Class C                                        $  4,755,080
___________________________________________________________
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     8,819,953
___________________________________________________________
===========================================================
Class B:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     2,097,335
___________________________________________________________
===========================================================
Class C:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                       583,109
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.46
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.46 divided by
       94.50%)                                 $       8.95
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.18
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.15
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $8,325,656 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $60,194)           $1,076,716
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        37,816
--------------------------------------------------------------------------
Interest                                                             4,952
--------------------------------------------------------------------------
Security lending income                                              5,424
==========================================================================
     Total investment income                                     1,124,908
==========================================================================


EXPENSES:

Advisory fees                                                      435,847
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      90,303
--------------------------------------------------------------------------
Distribution fees -- Class A                                       117,894
--------------------------------------------------------------------------
Distribution fees -- Class B                                        93,546
--------------------------------------------------------------------------
Distribution fees -- Class C                                        28,401
--------------------------------------------------------------------------
Transfer agent fees                                                345,203
--------------------------------------------------------------------------
Directors' fees                                                      4,243
--------------------------------------------------------------------------
Other                                                              129,213
==========================================================================
     Total expenses                                              1,269,445
==========================================================================
Less: Fees waived and expenses paid indirectly                    (156,571)
==========================================================================
     Net expenses                                                1,112,874
==========================================================================
Net investment income                                               12,034
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                           (879,505)
--------------------------------------------------------------------------
  Foreign currencies                                               (24,615)
==========================================================================
                                                                  (904,120)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                          2,815,597
--------------------------------------------------------------------------
  Foreign currencies                                                23,516
==========================================================================
                                                                 2,839,113
==========================================================================
Net gain from investment securities and foreign currencies       1,934,993
==========================================================================
Net increase in net assets resulting from operations            $1,947,027
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     12,034    $   (644,688)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (904,120)     (1,874,392)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            2,839,113       6,142,476
==========================================================================================
    Net increase in net assets resulting from operations         1,947,027       3,623,396
==========================================================================================
Share transactions-net:
  Class A                                                       10,078,141      (1,562,080)
------------------------------------------------------------------------------------------
  Class B                                                       (2,645,723)     (5,905,946)
------------------------------------------------------------------------------------------
  Class C                                                       (1,560,540)        686,025
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          5,871,878      (6,782,001)
==========================================================================================
    Net increase (decrease) in net assets                        7,818,905      (3,158,605)
==========================================================================================

NET ASSETS:

  Beginning of period                                           88,741,097      91,899,702
==========================================================================================
  End of period                                               $ 96,560,002    $ 88,741,097
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.25%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $155,836.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $200,518 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares

(collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $117,894, $93,546, and $28,401, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $0 in front-end sales commissions from the sale of Class A shares and $69,163, $0 and $2,985 for Class A, Class B shares and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $735 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $735.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $8,325,656 were on loan to brokers. The loans were secured by cash collateral of $8,787,977 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $5,424 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2005                              $54,943,768
----------------------------------------------------------
October 31, 2009                               27,317,937
----------------------------------------------------------
October 31, 2010                                1,617,552
==========================================================
Total capital loss carryforward               $83,879,257
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $26,689,265 and $28,014,420, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $12,840,574
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (5,103,810)
===========================================================================
Net unrealized appreciation of investment securities            $ 7,736,764
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $93,726,476.


NOTE 9--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 31, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      24,736,984    $ 211,132,523     36,470,984    $ 349,896,882
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         820,878        6,773,895      2,963,386       28,352,153
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,762,802       39,429,407     10,574,444       98,792,151
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          88,314          759,047        369,580        3,681,223
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (91,521)        (759,047)      (381,540)      (3,681,223)
==========================================================================================================================
Reacquired:
  Class A                                                     (23,366,270)    (201,813,429)   (36,664,943)    (355,140,185)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,039,404)      (8,660,571)    (3,215,765)     (30,576,876)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,909,034)     (40,989,947)   (10,405,450)     (98,106,126)
==========================================================================================================================
                                                                1,002,749    $   5,871,878       (289,304)   $  (6,782,001)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                     YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                APRIL 30,        --------------------------------------------      OCTOBER 31,
                                                   2003            2002        2001        2000        1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  8.53         $  8.59     $ 10.70     $ 10.76     $  7.69          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.01           (0.04)(a)   (0.01)(a)   (0.07)(a)   (0.03)(a)         0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.08)          (0.02)      (2.06)       0.01        3.14            (2.36)
=================================================================================================================================
    Total from investment operations               (0.07)          (0.06)      (2.07)      (0.06)       3.11            (2.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --              --          --          --       (0.04)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --       (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $  8.46         $  8.53     $  8.59     $ 10.70     $ 10.76          $  7.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (0.82)%         (0.70)%    (19.46)%     (0.56)%     40.66%          (23.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $74,644         $62,806     $61,729     $93,755     $25,420          $ 7,716
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  2.25%(c)        2.25%       2.02%       1.92%       1.92%            1.92%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               2.59%(c)        2.49%       2.37%       2.06%       2.72%            4.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                0.20%(c)       (0.41)%     (0.06)%     (0.57)%     (0.50)%           0.70%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            32%            114%         73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $67,926,280.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2003           2002          2001          2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.27         $  8.38       $ 10.50       $ 10.65       $  7.63            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.02)          (0.10)(a)     (0.07)(a)     (0.17)(a)     (0.13)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (0.07)          (0.01)        (2.01)         0.02          3.16             (2.36)
=================================================================================================================================
    Total from investment operations       (0.09)          (0.11)        (2.08)        (0.15)         3.03             (2.37)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        --              --            --            --         (0.01)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --              --         (0.04)           --            --                --
=================================================================================================================================
Net asset value, end of period           $  8.18         $  8.27       $  8.38       $ 10.50       $ 10.65            $ 7.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (1.09)%         (1.31)%      (19.92)%       (1.41)%       39.76%           (23.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $17,161         $19,916       $25,479       $39,852       $12,070            $3,030
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          2.90%(c)        2.90%         2.67%         2.67%         2.79%             2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       3.24%(c)        3.14%         3.02%         2.76%         3.59%             5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.45)%(c)      (1.06)%       (0.72)%       (1.32)%       (1.37)%           (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    32%            114%           73%           64%          142%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,864,273.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                               SIX MONTHS                                                        (DATE OPERATIONS
                                                 ENDED                    YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                               APRIL 30,        -------------------------------------------        OCTOBER 31,
                                                  2003           2002        2001         2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 8.25         $ 8.37      $ 10.49      $10.63      $ 7.61          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.02)         (0.10)(a)    (0.07)(a)   (0.17)(a)   (0.13)(a)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.08)         (0.02)       (2.01)       0.03        3.16            (2.38)
=================================================================================================================================
    Total from investment operations              (0.10)         (0.12)       (2.08)      (0.14)       3.03            (2.39)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --             --           --          --       (0.01)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             --        (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $ 8.15         $ 8.25      $  8.37      $10.49      $10.63          $  7.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   (1.21)%        (1.43)%     (19.94)%     (1.32)%     39.86%          (23.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $4,755         $6,019      $ 4,692      $6,797      $5,008          $   686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.90%(c)       2.90%        2.67%       2.67%       2.79%            2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              3.24%(c)       3.14%        3.02%       2.76%       3.59%            5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.45)%(c)     (1.06)%      (0.72)%     (1.32)%     (1.37)%          (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           32%           114%          73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,727,217.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS          OFFICERS                              OFFICE OF THE FUND
Robert H. Graham            Robert H. Graham                      11 Greenway Plaza
Mark H. Williamson          Chairman and President                Suite 100
Frank S. Bayley                                                   Houston, TX 77046
Bruce L. Crockett           Mark H. Williamson
Albert R. Dowden            Executive Vice President              INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                A I M Advisors, Inc.
Jack M. Fields              Kevin M. Carome                       11 Greenway Plaza
Carl Frischling             Senior Vice President                 Suite 100
Prema Mathai-Davis                                                Houston, TX 77046
Lewis F. Pennock            Gary T. Crum
Ruth H. Quigley             Senior Vice President                 TRANSFER AGENT
Louis S. Sklar                                                    A I M Fund Services, Inc.
                            Dana R. Sutton                        P.O. Box 4739
                            Vice President and Treasurer          Houston, TX 77210-4739

                            Robert G. Alley                       CUSTODIAN
                            Vice President                        State Street Bank and Trust Company
                                                                  225 Franklin Street
                            Stuart W. Coco                        Boston, MA 02110
                            Vice President
                                                                  COUNSEL TO THE FUND
                            Melville B. Cox                       Ballard Spahr
                            Vice President                        Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                            Edgar M. Larsen                       Philadelphia, PA 19103
                            Vice President
                                                                  COUNSEL TO THE TRUSTEES
                            Nancy L. Martin                       Kramer, Levin, Naftalis & Frankel LLP
                            Secretary                             919 Third Avenue
                                                                  New York, NY 10022

                                                                  DISTRIBUTOR
                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

     DOMESTIC EQUITY                          INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                       TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                   AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                     TAX-FREE
AIM Large Cap Growth Fund                               SECTOR EQUITY
AIM Libra Fund                                                                             AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund



(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.




Mutual   Retirement     Annuities   College    Separately    Offshore    Alternative    Cash
Funds    Products                   Savings    Managed       Products    Investments    Management
                                    Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--



AIMinvestment.com                                                     APG-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM EUROPEAN GROWTH FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

              AIM European Growth Fund seeks to provide long-term
             growth of capital. It invests primarily in securities
                             of European companies.


               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

             This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

TOP COUNTRIES*

As of 4/30/03
--------------------------------------------------------------------------------

                                  (PIE CHART)

UNITED KINGDOM   25.6%
OTHER            19.5%
BERMUDA           2.1%
HUNGARY           2.2%
SWITZERLAND       2.5%
BELGIUM           2.8%
FRANCE            6.7%
GERMANY           7.6%
ITALY             8.6%
IRELAND          11.0%
SPAIN            11.4%

TOTAL NUMBER OF HOLDINGS*       91

TOTAL NET ASSETS    $429.9 MILLION

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
Inception (11/3/97)   8.26%
 5 Years              2.49
 1 Year             -14.23

CLASS B SHARES
Inception (11/3/97)   8.49%
 5 Years              2.59
 1 Year             -14.31

CLASS C SHARES
Inception (11/3/97)   8.62%
 5 Years              2.95
 1 Year             -10.80

CLASS R SHARES**
 5 Years              3.50%
 1 Year              -9.40

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance (inception date 10/3/97) at net asset value, adjusted to reflect Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================


================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                 4.74%
CLASS B SHARES                                 4.38
CLASS C SHARES                                 4.31
CLASS R SHARES                                 4.62
MSCI EUROPE INDEX (Broad Market Index
and Style Specific Index)                      4.17
LIPPER EUROPEAN FUND INDEX (Peer Group Index)  3.17

Source: Lipper, Inc.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (11/3/97), 6.82%; five years, 2.09%; one year, -19.42%.
Class B shares, inception (11/3/97), 7.06%; five years, 2.17%; one year, -19.54%. Class C shares, inception (11/3/97), 7.21%; five years, 2.54%; one year, -16.14%. Class R shares, five years, 3.09%; one year, -14.87%.

Past performance cannot guarantee comparable future results.
DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

======================================================================================================
TOP 10 Equity Holdings*                                 TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------
  1. Anglo Irish Bank Corp. PLC (Ireland)        3.5%     1. Banks                               12.6%

  2. Puma A.G. Rudolf Dassler Sport (Germany)    2.7      2. Pharmaceuticals                      7.7

  3. Grupo Ferrovial, S.A. (Spain)               2.5      3. Wireless Telecommunication Services  4.5

  4. Merloni Elettrodomestici S.p.A. (Italy)     2.2      4. Integrated Oil & Gas                 4.3

  5. Willis Group Holdings Ltd. (Bermuda)        2.1      5. Construction & Engineering           4.3

  6. Eni S.p.A. (Italy)                          2.0      6. Tobacco                              3.8

  7. Total S.A. (France)                         1.9      7. Diversified Financial Services       3.7

  8. Grafton Group PLC-Units (Ireland)           1.8      8. Food Retail                          3.6

  9. Imperial Tobacco Group PLC (United Kingdom) 1.7      9. Household Appliances                 3.3

 10. Banco Popular Espanol S.A. (Spain)          1.6     10. Insurance Brokers                    3.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
======================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective July 1, 2002, AIM European Development Fund was renamed AIM European Growth Fund.

o AIM European Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
   (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.

o The unmanaged Lipper European Fund Index represents an average of the 30 largest European funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

================================================================================

                       IN EUROPEAN MONETARY AFFAIRS, THE

                      EUROPEAN CENTRAL BANK (ECB) CUT ITS

                        BENCHMARK INTEREST RATE 25 BASIS

                           POINTS TO 2.50% IN MARCH.

                                ROBERT H. GRAHAM

================================================================================

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM European Growth Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

   European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

   As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

   On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Like the MSCI Europe Index, AIM European Growth Fund Class A shares, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Jason T. Holzer and Clas G. Olsson sought to identify companies that, in their view, have the potential for above-average long-term growth in earnings and prospects for future growth. As of April 30, 2003, the fund had its largest exposure in the financials, consumer discretionary and consumer staples sectors. Over the course of the reporting period, the fund's exposure to consumer staples and telecommunications services increased, while its weighting in consumer discretionary, energy and industrials decreased.

IN CLOSING

I thank you for your continued participation in AIM European Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.34%

BELGIUM-2.84%

Colruyt N.V. (Food Retail)                         86,400   $  5,656,155
------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                    201,334      6,573,257
========================================================================
                                                              12,229,412
========================================================================

BERMUDA-2.05%

Willis Group Holdings Ltd. (Insurance
  Brokers)                                        282,600      8,814,294
========================================================================

CZECH REPUBLIC-0.78%

Komercni Banka A.S. (Banks)                        47,870      3,343,031
========================================================================

DENMARK-0.52%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        61,600      2,233,933
========================================================================

FRANCE-6.74%

Autoroutes du Sud de la France (Highways &
  Railtracks)(a)                                   90,000      2,465,410
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     48,533      2,469,589
------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)           28,400      1,143,780
------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         46,425      4,082,548
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   42,905      2,011,949
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           75,250      4,497,124
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  61,369      8,062,460
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            65,000      4,240,674
========================================================================
                                                              28,973,534
========================================================================

GERMANY-7.59%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)                                    42,875      3,696,061
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      87,400      4,311,492
------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                 126,940      2,275,164
------------------------------------------------------------------------
Deutsche Boerse A.G. (Diversified Financial
  Services)                                       122,000      5,729,144
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        5,730      2,114,215
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)         119,000     11,447,957
------------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)          58,400      3,062,431
========================================================================
                                                              32,636,464
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GREECE-1.90%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)                                          74,000      1,083,886
------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Wireless
  Telecommunication Services)                     184,700   $  1,916,442
------------------------------------------------------------------------
Vodafone Panafon S.A. (Wireless
  Telecommunication Services)                     812,700      5,161,302
========================================================================
                                                               8,161,630
========================================================================

HUNGARY-2.16%

Gedeon Richter Rt. (Pharmaceuticals)(a)            62,600      4,544,465
------------------------------------------------------------------------
OTP Bank Rt. (Banks)                              439,900      4,720,343
========================================================================
                                                               9,264,808
========================================================================

IRELAND-11.04%

Anglo Irish Bank Corp. PLC (Banks)              2,008,250     15,134,160
------------------------------------------------------------------------
Bank of Ireland (Banks)                           425,300      5,207,031
------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                333,000      4,132,833
------------------------------------------------------------------------
Fyffes PLC (Food Distributors)                  2,377,100      3,694,391
------------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(b)                              1,975,680      7,775,707
------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)            431,600      3,498,647
------------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                                 182,500      1,444,697
------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)                                           85,000      1,259,260
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            134,100      5,319,747
========================================================================
                                                              47,466,473
========================================================================

ISRAEL-0.85%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             54,000      2,471,040
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                25,000      1,167,500
========================================================================
                                                               3,638,540
========================================================================

ITALY-8.57%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                         420,000      5,715,056
------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)                                    131,300      4,536,322
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                 593,214      8,469,991
------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     779,600      9,501,211
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
ITALY-(CONTINUED)

Saeco International Group S.p.A. (Household
  Appliances)(a)                                1,228,400   $  4,711,016
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                888,900      3,896,006
========================================================================
                                                              36,829,602
========================================================================

NETHERLANDS-1.38%

Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                 687,000      4,578,083
------------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)         28,900      1,337,762
========================================================================
                                                               5,915,845
========================================================================

NORWAY-0.97%

Ekornes A.S.A. (Home Furnishings)                 310,400      4,169,658
========================================================================

PORTUGAL-0.41%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                    247,700      1,775,271
========================================================================

RUSSIA-1.11%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                    120,200      4,791,172
========================================================================

SPAIN-11.39%

Altadis, S.A. (Tobacco)                           214,300      5,534,964
------------------------------------------------------------------------
Amadeus Global Travel Distribution S.A.-Class
  A (Data Processing Services)                    631,950      3,165,493
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                144,600      7,023,260
------------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Publishing)                               131,900      2,949,548
------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                      648,000      6,086,042
------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired
  06/25/02-04/23/03; Cost $2,316,349)(c)          358,400      2,600,718
------------------------------------------------------------------------
Gamesa Corporacion Tecnologica, S.A.
  (Electric Utilities)(a)                         170,000      3,491,714
------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                    170,230      3,258,521
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                    407,900     10,845,416
------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts & Cruise
  Lines)                                          224,000      2,016,158
------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)           136,500      1,991,699
========================================================================
                                                              48,963,533
========================================================================

SWEDEN-1.98%

Axfood A.B. (Food Retail)                         116,100      2,178,744
------------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                   248,100      2,708,316
------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                      488,350      3,623,841
========================================================================
                                                               8,510,901
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SWITZERLAND-2.49%

Actelion Ltd. (Biotechnology)(a)                   35,000   $  2,244,683
------------------------------------------------------------------------
Centerpulse A.G. (Health Care Equipment)(a)        22,800      4,992,025
------------------------------------------------------------------------
Synthes-Stratec, Inc. (Health Care
  Equipment)(a)                                     2,023      1,277,260
------------------------------------------------------------------------
UBS A.G. (Banks)                                   46,400      2,204,874
========================================================================
                                                              10,718,842
========================================================================

UNITED KINGDOM-25.57%

Barratt Developments PLC (Homebuilding)           273,000      1,825,653
------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial Services)       187,100      1,348,490
------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                  1,158,900      5,895,930
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    2,202,200      5,857,303
------------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)            138,000        996,818
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                 627,450      6,153,453
------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              646,120      4,512,699
------------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)         331,200      5,152,915
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              432,030      7,236,688
------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                        567,700      5,179,527
------------------------------------------------------------------------
Johnston Press PLC (Publishing)                   813,100      4,884,647
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       286,300      4,832,291
------------------------------------------------------------------------
New Look Group PLC (Apparel Retail)               287,125      1,125,985
------------------------------------------------------------------------
Next PLC (Department Stores)                      237,300      3,581,945
------------------------------------------------------------------------
Northern Rock PLC (Banks)                         105,500      1,207,651
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        289,165      5,105,019
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       708,700      2,120,232
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          215,000      5,644,511
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            573,000      3,685,190
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         790,150      5,274,547
------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,307,100      4,140,505
------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)      297,750      5,335,180
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                        530,100      3,879,544
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             567,600      5,584,660
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   3,001,300      5,930,013
------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                       1,145,550      3,418,001
========================================================================
                                                             109,909,397
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $322,177,552)                          388,346,340
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-12.42%

STIC Liquid Assets Portfolio(d)                26,706,013   $ 26,706,013
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        26,706,013     26,706,013
========================================================================
    Total Money Market Funds (Cost
      $53,412,026)                                            53,412,026
========================================================================
TOTAL INVESTMENTS-102.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $375,589,578)                441,758,366
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.96%

STIC Liquid Assets Portfolio(d)(e)             55,715,550   $ 55,715,550
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $55,715,550)                                      55,715,550
========================================================================
TOTAL INVESTMENTS-115.72% (Cost $431,305,128)                497,473,916
========================================================================
OTHER ASSETS LESS LIABILITIES-(15.72%)                       (67,585,462)
========================================================================
NET ASSETS-100.00%                                          $429,888,454
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 04/30/03 represented 0.60% of the Fund's net assets. This security is not considered to be illiquid.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $431,305,128)*                                $497,473,916
------------------------------------------------------------
Foreign currencies, at value (cost
  $1,829,695)                                      1,856,341
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,278,179
------------------------------------------------------------
  Capital stock sold                               5,431,698
------------------------------------------------------------
  Dividends and interest                           1,499,444
------------------------------------------------------------
Investment for deferred compensation plan             27,037
------------------------------------------------------------
Other assets                                          35,288
============================================================
    Total assets                                 507,601,903
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,520,830
------------------------------------------------------------
  Capital stock reacquired                        11,810,857
------------------------------------------------------------
  Deferred compensation plan                          27,037
------------------------------------------------------------
  Collateral upon return of securities loaned     55,715,550
------------------------------------------------------------
Accrued distribution fees                            291,263
------------------------------------------------------------
Accrued directors' fees                                  958
------------------------------------------------------------
Accrued transfer agent fees                          275,243
------------------------------------------------------------
Accrued operating expenses                            71,711
============================================================
    Total liabilities                             77,713,449
============================================================
Net assets applicable to shares outstanding     $429,888,454
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)      $544,546,979
------------------------------------------------------------
Undistributed net investment income (loss)        (1,536,608)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (179,286,079)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               66,164,162
============================================================
                                                $429,888,454
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $308,218,392
____________________________________________________________
============================================================
Class B                                         $ 93,247,529
____________________________________________________________
============================================================
Class C                                         $ 28,019,839
____________________________________________________________
============================================================
Class R                                         $    402,694
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     18,865,083
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      5,923,963
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      1,779,381
____________________________________________________________
============================================================
Class R:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                         24,686
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      16.34
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.34 divided by
      94.50%)                                   $      17.29
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                       $      15.74
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                       $      15.75
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                       $      16.31
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $53,007,304 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $309,119)        $  2,663,324
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       155,712
--------------------------------------------------------------------------
Security lending income                                             55,861
==========================================================================
    Total investment income                                      2,874,897
==========================================================================

EXPENSES:

Advisory fees                                                    1,841,124
--------------------------------------------------------------------------
Administrative services fees                                        57,431
--------------------------------------------------------------------------
Custodian fees                                                     223,796
--------------------------------------------------------------------------
Distribution fees -- Class A                                       472,671
--------------------------------------------------------------------------
Distribution fees -- Class B                                       457,360
--------------------------------------------------------------------------
Distribution fees -- Class C                                       129,660
--------------------------------------------------------------------------
Distribution fees -- Class R                                           258
--------------------------------------------------------------------------
Transfer agent fees                                              1,036,159
--------------------------------------------------------------------------
Directors' fees                                                      4,924
--------------------------------------------------------------------------
Other                                                              156,239
==========================================================================
    Total expenses                                               4,379,622
==========================================================================
Less: Fees waived and expenses paid indirectly                      (4,965)
==========================================================================
    Net expenses                                                 4,374,657
==========================================================================
Net investment income (loss)                                    (1,499,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (15,514,074)
--------------------------------------------------------------------------
  Foreign currencies                                               528,488
==========================================================================
                                                               (14,985,586)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         36,531,351
--------------------------------------------------------------------------
  Foreign currencies                                               (59,265)
==========================================================================
                                                                36,472,086
==========================================================================
Net gain from investment securities and foreign currencies      21,486,500
==========================================================================
Net increase in net assets resulting from operations          $ 19,986,740
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,499,760)   $  (2,138,702)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (14,985,586)     (58,034,155)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            36,472,086       53,982,841
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  19,986,740       (6,190,016)
============================================================================================
Share transactions-net:
  Class A                                                         9,349,681      125,417,383
--------------------------------------------------------------------------------------------
  Class B                                                        (7,896,786)      (2,223,760)
--------------------------------------------------------------------------------------------
  Class C                                                          (513,781)      (4,011,667)
--------------------------------------------------------------------------------------------
  Class R                                                           375,042           16,969
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 1,314,156      119,198,925
============================================================================================
    Net increase in net assets                                   21,300,896      113,008,909
============================================================================================

NET ASSETS:

  Beginning of period                                           408,587,558      295,578,649
============================================================================================
  End of period                                               $ 429,888,454    $ 408,587,558
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,085.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $57,431 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $556,842 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $472,671, $457,360, $129,660 and $258, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $26,311 in front-end sales commissions from the sale of Class A shares and $93,666, $52 and $1,868 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,579 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,880 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,880.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $53,007,304 were on loan to brokers. The loans were secured by cash collateral of $55,715,550 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $55,861 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2007                              $  1,620,590
----------------------------------------------------------
October 31, 2009                               102,524,677
----------------------------------------------------------
October 31, 2010                                58,633,126
==========================================================
Total capital loss carryforward               $162,778,393
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $154,786,463 and $164,905,464, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $67,853,103
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,263,697)
===========================================================
Net unrealized appreciation of investment
  securities                                    $65,589,406
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $431,884,510.

NOTE 9--CAPITAL STOCK

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      43,111,136    $ 661,526,325     37,092,178    $ 609,947,178
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         404,665        6,003,606        889,627       14,708,041
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,561,643       38,084,908      2,584,399       41,058,289
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        230,171        3,511,338            992           17,020
==========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                              --               --      9,495,949      145,720,423
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        867,993       12,890,199
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        104,957        1,559,763
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         102,356        1,577,918        130,942        2,186,186
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (106,058)      (1,577,918)      (137,878)      (2,186,186)
==========================================================================================================================
Reacquired:
  Class A                                                     (42,542,762)    (653,754,562)   (38,067,728)    (632,436,404)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (837,275)     (12,322,474)    (1,710,546)     (27,635,814)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,593,205)     (38,598,689)    (2,905,211)     (46,629,719)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (206,474)      (3,136,296)            (3)             (51)
==========================================================================================================================
                                                                  124,197    $   1,314,156      8,345,671    $ 119,198,925
__________________________________________________________________________________________________________________________
==========================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Euroland Growth Fund pursuant to a plan of reorganization approved by AIM Euroland Growth Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 10,468,899 shares of the Fund for 22,408,695 shares of AIM Euroland Growth Fund outstanding as of the close of business on September 20, 2002. AIM Euroland Growth Fund's net assets at that date of $160,170,385 including ($26,495,326) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $244,433,808.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                                 (DATE SALES
                                          ENDED                         YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                        APRIL 30,        ----------------------------------------------------      OCTOBER 31,
                                           2003            2002           2001           2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  15.60        $  16.52       $  23.59       $  16.42       $ 12.96        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.07)(a)      (0.06)(a)      (0.21)(a)     (0.11)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.78           (0.85)         (7.01)          7.38          3.58           3.04
=================================================================================================================================
    Total from investment operations         0.74           (0.92)         (7.07)          7.17          3.47           2.96
=================================================================================================================================
Less dividends from net investment
  income                                       --              --             --             --         (0.01)            --
=================================================================================================================================
Net asset value, end of period           $  16.34        $  15.60       $  16.52       $  23.59       $ 16.42        $ 12.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.74%          (5.57)%       (29.97)%        43.67%        26.81%         29.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $308,218        $283,812       $157,651       $273,605       $99,148        $76,686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.06%(c)        1.93%          1.83%          1.69%         1.88%          1.98%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.58)%(c)      (0.42)%        (0.32)%        (0.82)%       (0.69)%        (0.58)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,336,302.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                         SIX MONTHS                                                                (DATE SALES
                                           ENDED                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                         APRIL 30,        ---------------------------------------------------      OCTOBER 31,
                                            2003           2002           2001           2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 15.08         $ 16.07       $  23.11       $  16.20       $ 12.87        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.09)(a)       (0.18)(a)      (0.19)(a)      (0.38)(a)     (0.22)         (0.18)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.75           (0.81)         (6.85)          7.29          3.55           3.05
=================================================================================================================================
    Total from investment operations         0.66           (0.99)         (7.04)          6.91          3.33           2.87
=================================================================================================================================
Net asset value, end of period            $ 15.74         $ 15.08       $  16.07       $  23.11       $ 16.20        $ 12.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.38%          (6.16)%       (30.46)%        42.65%        25.87%         28.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $93,248         $97,436       $105,324       $169,614       $67,074        $50,121
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      2.71%(c)        2.58%          2.50%          2.39%         2.63%          2.72%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.23)%(c)      (1.07)%        (0.98)%        (1.52)%       (1.44)%        (1.32)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $92,229,998.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                          --------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 3, 1997
                                          SIX MONTHS                                                              (DATE SALES
                                            ENDED                       YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                          APRIL 30,        -------------------------------------------------      OCTOBER 31,
                                             2003           2002          2001          2000          1999            1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 15.09         $ 16.09       $ 23.13       $ 16.21       $ 12.88        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.09)(a)       (0.18)(a)     (0.19)(a)     (0.38)(a)     (0.23)         (0.18)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.75           (0.82)        (6.85)         7.30          3.56           3.06
================================================================================================================================
    Total from investment operations          0.66           (1.00)        (7.04)         6.92          3.33           2.88
================================================================================================================================
Net asset value, end of period             $ 15.75         $ 15.09       $ 16.09       $ 23.13       $ 16.21        $ 12.88
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                               4.37%          (6.22)%      (30.44)%       42.69%        25.85%         28.80%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $28,020         $27,323       $32,604       $54,164       $11,938        $ 9,639
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets       2.71%(c)        2.58%         2.50%         2.39%         2.63%          2.72%(d)(e)
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.23)%(c)      (1.07)%       (0.98)%       (1.52)%       (1.44)%        (1.32)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                      42%             94%           99%          112%          122%            93%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,146,815.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.59            $ 18.35
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.78              (2.72)
============================================================================================
    Total from investment operations                              0.72              (2.76)
============================================================================================
Net asset value, end of period                                  $16.31            $ 15.59
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   4.62%            (15.04)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  403            $    15
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           2.21%(c)           2.08%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.73)%(c)         (0.57)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          42%                94%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $104,183.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Directors of INVESCO Global & International Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO European Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to AIM European Growth Fund ("Buying Fund"), a series of AIM International Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

DIRECTORS AND OFFICERS


BOARD OF DIRECTORS        OFFICERS                           OFFICE OF THE FUND

Robert H. Graham          Robert H. Graham                   11 Greenway Plaza
                          Chairman and President             Suite 100
Mark H. Williamson                                           Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President           INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                    A I M Advisors, Inc.
                          Senior Vice President              11 Greenway Plaza
Albert R. Dowden                                             Suite 100
                          Gary T. Crum                       Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                             TRANSFER AGENT
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer       A I M Fund Services, Inc.
Carl Frischling                                              P.O. Box 4739
                          Robert G. Alley                    Houston, TX 77210-4739
Prema Mathai-Davis        Vice President
                                                             CUSTODIAN
Lewis F. Pennock          Stuart W. Coco
                          Vice President                     State Street Bank and Trust Company
Ruth H. Quigley                                              225 Franklin Street
                          Melville B. Cox                    Boston, MA 02110
Louis S. Sklar            Vice President
                                                             COUNSEL TO THE FUND
                          Edgar M. Larsen
                          Vice President                     Ballard Spahr
                                                             Andrews & Ingersoll, LLP
                          Nancy L. Martin                    1735 Market Street
                          Secretary                          Philadelphia, PA 19103

                                                             COUNSEL TO THE TRUSTEES

                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                             919 Third Avenue
                                                             New York, NY 10022

                                                             DISTRIBUTOR

                                                             A I M Distributors, Inc.
                                                             11 Greenway Plaza
                                                             Suite 100
                                                             Houston, TX 77046



THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY               FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)           TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund(2)               AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund           AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund         AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                    AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                    AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                  AIM Global Value Fund(5)                  AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund(2)     AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund    AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund                                                         TAX-FREE
AIM Libra Fund
AIM Mid Cap Basic Value Fund            SECTOR EQUITY                             AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                 AIM Global Energy Fund                    AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund(2,3)           AIM Global Financial Services Fund        AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities II Fund(2,3)          AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)         AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)              AIM Global Utilities Fund
AIM Premier Equity II Fund(2)           AIM New Technology Fund
AIM Select Equity Fund                  AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund



                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

Mutual   Retirement    Annuities    College  Separately   Offshore   Alternative   Cash
Funds    Products                   Savings  Managed      Products   Investments   Management
                                    Plans    Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       EGR-SAR-1

AIMinvestments.com

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

               AIM Global Aggressive Growth Fund seeks to provide
              above-average long-term growth of capital. The fund
          seeks to meet its objective by investing, normally, at least
            65% of its total assets in marketable equity securities
                        of domestic and foreign issuers.

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                --Servicemark--

            NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
TOP COUNTRIES

As of 4/30/03
--------------------------------------------------------------------------------

                                   [PIE CHART]

UNITED STATES                       38.1%
SWITZERLAND                          2.5%
GERMANY                              2.8%
SOUTH KOREA                          3.1%
BERMUDA                              3.3%
MEXICO                               3.4%
JAPAN                                3.9%
SPAIN                                5.4%
IRELAND                              5.8%
UNITED KINGDOM                      10.6%
OTHER                               21.1%

TOTAL NUMBER OF HOLDINGS*            134

TOTAL NET ASSETS            $768 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
 Inception (9/15/94)                  4.23%
  5 Years                            -6.18
  1 Year                            -19.37

CLASS B SHARES
 Inception (9/15/94)                  4.29%
  5 Years                            -6.04
  1 Year                            -19.95

CLASS C SHARES
 Inception (8/4/97)                  -4.31%
  5 Years                            -5.76
  1 Year                            -16.64

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (9/15/94), 3.53%; five years, -6.97%; one year, -24.59%.
Class B shares, inception (9/15/94), 3.59%; five years, -6.84%; one year, -25.22%. Class C shares, inception (8/4/97), -5.39%; five years, -6.55%; one year, -22.00%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                              2.55%

CLASS B SHARES                              2.30

CLASS C SHARES                              2.30

MSCI ALL COUNTRY (AC) WORLD FREE INDEX      3.70
(Broad Market Index)
LIPPER GLOBAL SMALL CAP FUND                3.85
Category Average (Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================================================
TOP 10 EQUITY HOLDINGS*                                       TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------------------------------

 1. Anglo Irish Bank Corp. PLC (Ireland)           -4.0%       1. Banks                                   9.6%

 2. Grupo Ferrovial, S.A. (Spain)                   2.6        2. Pharmaceuticals                         6.4

 3. Willis Group Holdings Ltd. (Bermuda)            2.1        3. Diversified Financial Services          5.3

 4. Taro Pharmaceutical Industries Ltd. (Israel)    1.5        4. Construction & Engineering              4.6

 5. AO VimpelCom-ADR (Russia)                       1.4        5. Electronic Equipment & Instruments      4.1

 6. Travis Perkins PLC (United Kingdom)             1.4        6. Health Care Distributors & Services     3.6

 7. AmerisourceBergen Corp.                         1.4        7. Health Care Equipment                   3.3

 8. Express Scripts, Inc.                           1.4        8. Wireless Telecommunication Services     3.0

 9. Ranbaxy Laboratories Ltd. (India)               1.3        9. Oil & Gas Drilling                      2.9

10. Enterprise Inns PLC (United Kingdom)            1.3       10. Insurance Brokers                       2.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Aggressive Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in micro, small and mid-size companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. A "free" index represents actual buyable opportunities for global investors.

o The unmanaged Lipper Global Small Cap Fund Category Average represents an average of the performance of all global small-cap mutual funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Aggressive Growth Fund for
ROBERT H.           the six months ended April 30, 2003. You will note that we
GRAHAM]             have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and
                    performance as of the close of the reporting period appear
ON THE CURRENCY     on the opposite page. This letter will provide an overview
FRONT, THE U.S.     of the markets and your fund during the six months covered
DOLLAR WAS WEAK     by this report. As always, timely information about your
COMPARED TO MANY    fund and the markets in general is available at our Web
FOREIGN CURRENCIES. site, aiminvestments.com.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Throughout the reporting period, AIM Global Aggressive Growth fund managers Jason T. Holzer, Robert M. Kippes and Barrett K. Sides sought to identify companies, that in their view, have the potential for above-average long-term growth in earnings and prospects for future growth. At the end of the six-month reporting period, the fund's largest exposure was to companies in Europe, followed by North America, Asia, Latin America, the South Pacific and other miscellaneous regions.

    As of April 30, 2003, the fund had its largest exposure in the financials, health care and consumer discretionary sectors. Over the course of the reporting period, the fund's exposure to health care and telecommunications services increased, while its weighting in consumer discretionary and industrials decreased. The fund had 134 equity holdings at the end of the reporting period.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Global Aggressive Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-61.59%

AUSTRALIA-2.10%

Boral Ltd. (Construction Materials)            1,628,800         $   4,857,697
---------------------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)            257,600             5,464,980
---------------------------------------------------------------------------------
Wesfarmers Ltd. (Industrial
  Conglomerates)                                 378,900             5,816,295
=================================================================================
                                                                    16,138,972
=================================================================================

AUSTRIA-0.70%

Erste Bank der Oesterreichischen
  Sparhassen A.G. (Banks)                         67,500             5,350,947
=================================================================================

BERMUDA-3.26%

Esprit Holdings Ltd. (Apparel Retail)          2,682,000             5,261,487
---------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                  3,464,000             3,886,371
---------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                       508,600            15,863,234
=================================================================================
                                                                    25,011,092
=================================================================================

CANADA-1.28%

Onex Corp. (Electronic Equipment &
  Instruments)                                   727,700             7,512,528
---------------------------------------------------------------------------------
Power Financial Corp. (Diversified
  Financial Services)                             79,700             2,293,265
=================================================================================
                                                                     9,805,793
=================================================================================

CROATIA-0.28%

Pliva D.D.-GDR (Pharmaceuticals)
  (Acquired 11/14/02; Cost
  $2,064,550)(b)(c)                              157,000             2,137,696
=================================================================================

FRANCE-2.02%

Autoroutes du Sud de la France (Highways
  & Railtracks)(a)                               207,200             5,675,923
---------------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)          70,050             2,821,191
---------------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers &
  Vintners)                                       21,100             1,855,504
---------------------------------------------------------------------------------
SEB S.A. (Household Appliances)                   54,900             5,156,230
=================================================================================
                                                                    15,508,848
=================================================================================

GERMANY-2.84%

Adidas-Salomon A.G. (Apparel,
  Accessories & Luxury Goods)                     80,830             6,967,991
---------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                245,340             4,397,264
---------------------------------------------------------------------------------
Deutsche Boerse A.G. (Diversified
  Financial Services)                             89,310             4,194,015
---------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)                                   6,780             2,501,637
---------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)                                      38,700             3,722,991
=================================================================================
                                                                    21,783,898
=================================================================================

GREECE-1.28%

Coca-Cola Hellenic Bottling Co. S.A.
  (Soft Drinks)                                  273,000             3,998,661
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
GREECE-(CONTINUED)

Cosmote Mobile Communications S.A.
  (Wireless Telecommunication Services)          561,950         $   5,830,775
=================================================================================
                                                                     9,829,436
=================================================================================

HUNGARY-0.90%

OTP Bank Rt. (Banks)                             642,600             6,895,413
=================================================================================

INDIA-2.00%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                              274,400             5,186,160
---------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.
  (Pharmaceuticals)                              711,200            10,144,970
=================================================================================
                                                                    15,331,130
=================================================================================

IRELAND-5.77%

Anglo Irish Bank Corp. PLC (Banks)             4,112,100            30,988,761
---------------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods
  & Meats)                                       386,600             5,727,411
---------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)           190,800             7,569,036
=================================================================================
                                                                    44,285,208
=================================================================================

ISRAEL-1.68%

Check Point Software Technologies Ltd.
  (Systems Software)(a)                           92,800             1,459,744
---------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                           249,660            11,424,442
=================================================================================
                                                                    12,884,186
=================================================================================

ITALY-1.78%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                        712,600             9,696,546
---------------------------------------------------------------------------------
Saipem S.p.A. (Oil & Gas Drilling)               570,300             3,985,328
=================================================================================
                                                                    13,681,874
=================================================================================

JAPAN-3.89%

Alps Electric Co., Ltd. (Electronic
  Equipment & Instruments)                       476,000             5,152,980
---------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)                144,400             5,927,342
---------------------------------------------------------------------------------
Funai Electric Co., Ltd. (Electronic
  Components & Equipment)                         34,800             3,512,638
---------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                   122,000             6,454,809
---------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts &
  Equipment)                                     344,000             4,340,329
---------------------------------------------------------------------------------
Trend Micro Inc. (Application
  Software)(a)                                   367,100             4,477,394
=================================================================================
                                                                    29,865,492
=================================================================================

MEXICO-3.41%

Alfa S.A.-Class A (Industrial
  Conglomerates)                               1,970,100             3,368,431
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
MEXICO-(CONTINUED)

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)          237,600         $   3,984,552
---------------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring
  12/21/04 (Construction Materials)(a)            16,212                26,779
---------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de
  C.V.- Class B (Banks)(a)                     9,872,200             8,607,939
---------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series
  L-ADR (Integrated Telecommunications
  Services)                                      102,100             3,084,441
---------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                 2,792,100             7,126,798
=================================================================================
                                                                    26,198,940
=================================================================================

NETHERLANDS-1.36%

Euronext N.V. (Diversified Financial
  Services)                                      153,600             3,400,455
---------------------------------------------------------------------------------
IHC Caland N.V. (Oil & Gas Equipment &
  Services)(a)                                    43,000             2,223,621
---------------------------------------------------------------------------------
James Hardie Industries N.V.
  (Construction Materials)                     1,177,300             4,838,901
=================================================================================
                                                                    10,462,977
=================================================================================

NORWAY-0.41%

TGS Nopec Geophysical Co. A.S.A. (Oil &
  Gas Equipment & Services)(a)                   318,750             3,188,593
=================================================================================

RUSSIA-1.38%

AO VimpelCom-ADR (Wireless
  Telecommunication Services)(a)                 267,090            10,646,207
=================================================================================

SINGAPORE-0.73%

Venture Corp. Ltd. (Electronic Equipment
  & Instruments)                                 673,000             5,616,397
=================================================================================

SOUTH KOREA-3.06%

Kookmin Bank (Banks)(a)                          240,480             6,752,053
---------------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)               208,000             6,901,935
---------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Electronic Equipment &
  Instruments)(a)                                 25,800             6,479,210
---------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department
  Stores)(a)                                      28,200             3,366,818
=================================================================================
                                                                    23,500,016
=================================================================================

SPAIN-5.43%

Amadeus Global Travel Distribution
  S.A.-Class A (Data Processing
  Services)                                    1,225,275             6,137,510
---------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                     459,000             4,310,946
---------------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                   341,253             6,532,221
---------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                   755,900            20,098,185
---------------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts &
  Cruise Lines)                                  514,100             4,627,262
=================================================================================
                                                                    41,706,124
=================================================================================

SWEDEN-0.71%

Swedish Match A.B. (Tobacco)                     733,200             5,440,770
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

SWITZERLAND-2.46%

Actelion Ltd. (Biotechnology)(a)                  25,200         $   1,616,172
---------------------------------------------------------------------------------
Centerpulse A.G. (Health Care
  Equipment)(a)                                   30,608             6,701,574
---------------------------------------------------------------------------------
Geberit International A.G. (Building
  Products)(a)                                    16,030             5,054,505
---------------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Heath Care
  Equipment)                                      67,400             3,732,831
---------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Health Care
  Equipment)(a)                                    2,788             1,760,257
=================================================================================
                                                                    18,865,339
=================================================================================

TAIWAN-1.95%

Ambit Microsystems Corp. (Computer
  Storage & Peripherals)(a)                    1,620,000             4,625,251
---------------------------------------------------------------------------------
Compal Electronics Inc. (Computer
  Hardware)                                    3,998,400             4,313,912
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. (Semiconductors)(a)                     4,390,351             6,021,773
=================================================================================
                                                                    14,960,936
=================================================================================

THAILAND-0.34%

Advanced Info Service PCL (Wireless
  Telecommunication Services)                  2,520,000             2,650,462
=================================================================================

UNITED KINGDOM-10.57%

Barratt Developments PLC (Homebuilding)          474,000             3,169,815
---------------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial
  Services)                                      613,450             4,421,333
---------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                   675,000             3,434,078
---------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)              1,004,400             9,850,232
---------------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)             698,385             4,877,734
---------------------------------------------------------------------------------
ICAP PLC (Diversified Financial
  Services)                                      536,250             8,343,148
---------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC
  (Insurance Brokers)                            249,800             2,279,101
---------------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      512,600             8,651,877
---------------------------------------------------------------------------------
Northern Rock PLC (Banks)                        213,400             2,442,774
---------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                           962,100             6,187,647
---------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care
  Supplies)                                    1,272,375             8,493,579
---------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement
  Retail)                                        592,940            10,624,489
---------------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                      2,050,000             6,116,627
---------------------------------------------------------------------------------
Wimpey (George) PLC (Homebuilding)               581,300             2,324,982
=================================================================================
                                                                    81,217,416
=================================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $406,467,524)                                472,964,162
=================================================================================

DOMESTIC COMMON STOCKS-33.69%

AEROSPACE & DEFENSE-0.74%

Alliant Techsystems Inc.(a)                      105,600             5,672,832
=================================================================================

AIR FREIGHT & LOGISTICS-0.29%

Expeditors International of Washington,
  Inc.                                            61,700             2,243,350
=================================================================================

APPAREL RETAIL-1.57%

Abercrombie & Fitch Co.-Class A(a)               200,000             6,576,000
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
APPAREL RETAIL-(CONTINUED)

Pacific Sunwear of California, Inc.(a)           238,000         $   5,433,540
=================================================================================
                                                                    12,009,540
=================================================================================

APPLICATION SOFTWARE-0.77%

Intuit Inc.(a)                                   103,600             4,017,608
---------------------------------------------------------------------------------
National Instruments Corp.(a)                     59,200             1,899,136
=================================================================================
                                                                     5,916,744
=================================================================================

AUTO PARTS & EQUIPMENT-1.08%

Gentex Corp.(a)                                  275,000             8,305,000
=================================================================================

BANKS-0.36%

Southwest Bancorp. of Texas, Inc.(a)              81,500             2,769,370
=================================================================================

BROADCASTING & CABLE TV-0.39%

Hispanic Broadcasting Corp.(a)                   115,200             2,954,880
=================================================================================

COMPUTER & ELECTRONICS RETAIL-1.14%

CDW Computer Centers, Inc.(a)                    205,100             8,745,464
=================================================================================

CONSTRUCTION & ENGINEERING-1.15%

Jacobs Engineering Group Inc.(a)                 214,600             8,830,790
=================================================================================

DATA PROCESSING SERVICES-2.02%

DST Systems, Inc.(a)                              40,500             1,243,350
---------------------------------------------------------------------------------
Fiserv, Inc.(a)                                  141,500             4,165,760
---------------------------------------------------------------------------------
Iron Mountain Inc.(a)                            118,000             4,702,300
---------------------------------------------------------------------------------
Paychex, Inc.                                    173,900             5,415,246
=================================================================================
                                                                    15,526,656
=================================================================================

DEPARTMENT STORES-0.24%

Kohl's Corp.(a)                                   32,100             1,823,280
=================================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.79%

Apollo Group, Inc.-Class A(a)                     51,950             2,815,638
---------------------------------------------------------------------------------
Cintas Corp.                                      90,000             3,231,000
=================================================================================
                                                                     6,046,638
=================================================================================

DIVERSIFIED FINANCIAL SERVICES-1.82%

Investors Financial Services Corp.               290,500             6,335,805
---------------------------------------------------------------------------------
Legg Mason, Inc.                                 106,100             5,761,230
---------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     30,200             1,901,694
=================================================================================
                                                                    13,998,729
=================================================================================

EMPLOYMENT SERVICES-0.73%

Robert Half International Inc.(a)                342,200             5,571,016
=================================================================================

GENERAL MERCHANDISE STORES-0.30%

Dollar Tree Stores, Inc.(a)                       89,800             2,285,410
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS &
  SERVICES-3.61%

AmerisourceBergen Corp.                          183,400         $  10,609,690
---------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS &
  SERVICES-(CONTINUED)

Express Scripts, Inc.(a)                         179,100            10,559,736
---------------------------------------------------------------------------------
Lincare Holdings Inc.(a)                         119,700             3,635,289
---------------------------------------------------------------------------------
Omnicare, Inc.                                   110,600             2,933,112
=================================================================================
                                                                    27,737,827
=================================================================================

HEALTH CARE EQUIPMENT-1.01%

Varian Medical Systems, Inc.(a)                  144,400             7,777,384
=================================================================================

HEALTH CARE FACILITIES-1.76%

Community Health Systems Inc.(a)                 302,700             5,751,300
---------------------------------------------------------------------------------
Health Management Associates, Inc.-Class
  A                                              452,500             7,719,650
=================================================================================
                                                                    13,470,950
=================================================================================

HEALTH CARE SUPPLIES-0.65%

Fisher Scientific International Inc.(a)          173,000             4,984,130
=================================================================================

INDUSTRIAL MACHINERY-0.92%

Danaher Corp.                                    102,700             7,084,246
=================================================================================

INSURANCE BROKERS-0.48%

Brown & Brown, Inc.                              103,600             3,705,772
=================================================================================

IT CONSULTING & SERVICES-1.68%

Affiliated Computer Services, Inc.-Class
  A(a)                                           184,700             8,810,190
---------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     189,300             4,069,950
=================================================================================
                                                                    12,880,140
=================================================================================

MANAGED HEALTH CARE-0.27%

First Health Group Corp.(a)                       83,500             2,091,675
=================================================================================

MULTI-LINE INSURANCE-0.63%

HCC Insurance Holdings, Inc.                     175,000             4,812,500
=================================================================================

OIL & GAS DRILLING-2.33%

National-Oilwell, Inc.(a)                        312,000             6,548,880
---------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                    274,300             9,076,587
---------------------------------------------------------------------------------
Pride International, Inc.(a)                     147,700             2,292,304
=================================================================================
                                                                    17,917,771
=================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.43%

Varco International, Inc.(a)                     189,000             3,324,510
=================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.35%

Newfield Exploration Co.(a)                       78,900             2,713,371
=================================================================================

PHARMACEUTICALS-1.20%

Medicis Pharmaceutical Corp.-Class A(a)          160,100             9,228,164
=================================================================================

RESTAURANTS-0.96%

Brinker International, Inc.(a)                   130,000             4,127,500
---------------------------------------------------------------------------------
Starbucks Corp.(a)                               137,300             3,225,177
=================================================================================
                                                                     7,352,677
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

SEMICONDUCTORS-0.67%

Linear Technology Corp.                           61,800         $   2,130,246
---------------------------------------------------------------------------------
Microchip Technology Inc.                        146,250             3,040,538
=================================================================================
                                                                     5,170,784
=================================================================================

SPECIALTY CHEMICALS-0.39%

Valspar Corp. (The)                               70,000             3,023,300
=================================================================================

SPECIALTY STORES-1.50%

Bed Bath and Beyond, Inc.(a)                     142,500             5,630,175
---------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                         226,400             5,859,232
=================================================================================
                                                                    11,489,407
=================================================================================

TELECOMMUNICATIONS EQUIPMENT-0.60%

UTStarcom, Inc.(a)                               212,900             4,635,046
=================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.86%

Fastenal Co.                                     191,400             6,620,526
=================================================================================
    Total Domestic Common Stocks (Cost
      $246,808,153)                                                258,719,879
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

MONEY MARKET FUNDS-4.38%

STIC Liquid Assets Portfolio(d)               16,818,532         $  16,818,532
---------------------------------------------------------------------------------
STIC Prime Portfolio(d)                       16,818,532            16,818,532
=================================================================================
    Total Money Market Funds (Cost
      $33,637,064)                                                  33,637,064
=================================================================================
TOTAL INVESTMENTS-99.66% (excluding
  investments purchased with cash
  collateral from securities loaned)
  (Cost $686,912,741)                                              765,321,105
=================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-18.57%

STIC Liquid Assets Portfolio(d)(e)            71,329,767            71,329,767
---------------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                    71,329,767            71,329,767
=================================================================================
    Total Money Market Funds (purchased
      with cash collateral from
      securities loaned) (Cost
      $142,659,534)                                                142,659,534
=================================================================================
TOTAL INVESTMENTS-118.23% (Cost
  $829,572,275)                                                    907,980,639
=================================================================================
OTHER ASSETS LESS LIABILITIES-(18.23%)                            (140,023,116)
=================================================================================
NET ASSETS-100.00%                                               $ 767,957,523
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred
Wts. - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 04/30/03 was $2,137,696, which represented 0.28% of the Fund's net assets. This security is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $829,572,275)*                              $  907,980,639
------------------------------------------------------------
Foreign currencies, at value (cost
  $14,234,043)                                    13,939,963
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,444,085
------------------------------------------------------------
  Capital stock sold                               3,744,125
------------------------------------------------------------
  Dividends                                        1,162,673
------------------------------------------------------------
  Due from advisor -- See Note 2                      40,620
------------------------------------------------------------
Investment for deferred compensation plan             56,142
------------------------------------------------------------
Other assets                                          33,667
============================================================
    Total assets                                 929,401,914
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,177,748
------------------------------------------------------------
  Capital stock reacquired                        11,937,241
------------------------------------------------------------
  Deferred compensation plan                          56,142
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       142,659,534
------------------------------------------------------------
Accrued distribution fees                            554,038
------------------------------------------------------------
Accrued directors' fees                                1,118
------------------------------------------------------------
Accrued transfer agent fees                          683,111
------------------------------------------------------------
Accrued operating expenses                           375,459
============================================================
    Total liabilities                            161,444,391
============================================================
Net assets applicable to shares outstanding   $  767,957,523
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $1,019,080,642
------------------------------------------------------------
Undistributed net investment income (loss)        (4,999,605)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (324,227,579)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               78,104,065
============================================================
                                              $  767,957,523
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  409,365,075
____________________________________________________________
============================================================
Class B                                       $  340,669,644
____________________________________________________________
============================================================
Class C                                       $   17,922,804
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     36,278,256
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     31,968,023
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      1,681,101
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        11.28
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.28 divided by
      95.25%)                                 $        11.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $137,231,395 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $375,474)        $  3,765,363
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       133,499
--------------------------------------------------------------------------
Interest                                                            25,554
--------------------------------------------------------------------------
Security lending income                                            210,282
==========================================================================
     Total investment income                                     4,134,698
==========================================================================


EXPENSES:

Advisory fees                                                    3,433,905
--------------------------------------------------------------------------
Administrative services fees                                        93,639
--------------------------------------------------------------------------
Custodian fees                                                     318,185
--------------------------------------------------------------------------
Distribution fees -- Class A                                       972,600
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,781,704
--------------------------------------------------------------------------
Distribution fees -- Class C                                        88,546
--------------------------------------------------------------------------
Transfer agent fees                                              2,090,819
--------------------------------------------------------------------------
Directors' fees                                                      6,673
--------------------------------------------------------------------------
Other                                                              268,874
==========================================================================
     Total expenses                                              9,054,945
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                       (49,490)
==========================================================================
     Net expenses                                                9,005,455
==========================================================================
Net investment income (loss)                                    (4,870,757)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (25,198,442)
--------------------------------------------------------------------------
  Foreign currencies                                               (28,307)
==========================================================================
                                                               (25,226,749)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         48,323,231
--------------------------------------------------------------------------
  Foreign currencies                                                80,606
==========================================================================
                                                                48,403,837
==========================================================================
Net gain from investment securities and foreign currencies      23,177,088
==========================================================================
Net increase in net assets resulting from operations          $ 18,306,331
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (4,870,757)   $  (15,311,459)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
     foreign currencies                                        (25,226,749)     (155,410,958)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
     securities and foreign currencies                          48,403,837        54,124,434
============================================================================================
     Net increase (decrease) in net assets resulting from
      operations                                                18,306,331      (116,597,983)
============================================================================================
Share transactions-net:
  Class A                                                       (6,974,061)     (104,866,509)
--------------------------------------------------------------------------------------------
  Class B                                                      (54,386,729)     (135,727,235)
--------------------------------------------------------------------------------------------
  Class C                                                       (1,548,763)       (6,268,941)
============================================================================================
     Net increase (decrease) in net assets resulting from
      share transactions                                       (62,909,553)     (246,862,685)
============================================================================================
     Net increase (decrease) in net assets                     (44,603,222)     (363,460,668)
============================================================================================


NET ASSETS:

  Beginning of period                                          812,560,745     1,176,021,413
============================================================================================
  End of period                                               $767,957,523    $  812,560,745
____________________________________________________________________________________________
============================================================================================


NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is above-average long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $3,011. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $40,620 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $93,639 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,168,146 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $972,600, $1,781,704 and $88,546, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $35,955 in front-end sales commissions from the sale of Class A shares and $1,074, $8 and $1,577 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,013 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,793 and reductions in custodian fees of $66 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,859.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. During the six months ended April 30, 2003, the Fund did not borrow under the line of credit agreement. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $137,231,395 were on loan to brokers. The loans were secured by cash collateral of $142,659,534 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $210,282 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $138,223,796
----------------------------------------------------------
October 31, 2010                               157,204,113
==========================================================
Total capital loss carryforward               $295,427,909
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $190,933,401 and $225,798,559, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $117,974,556
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (42,823,605)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 75,150,951
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $832,829,688.

NOTE 9--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      38,965,641    $ 424,784,659     60,670,511    $ 751,546,029
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         554,877        5,725,815      1,348,844       16,159,835
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         927,471        9,560,452      1,454,890       17,014,301
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         612,109        6,238,982        265,149        3,136,806
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (601,657)      (6,238,982)      (281,263)      (3,136,806)
==========================================================================================================================
Reacquired:
  Class A                                                     (40,141,037)    (437,997,702)   (68,922,876)    (859,549,344)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,237,404)     (53,873,562)   (12,604,513)    (148,750,264)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,078,746)     (11,109,215)    (1,982,324)     (23,283,242)
==========================================================================================================================
                                                               (5,998,746)   $ (62,909,553)   (20,051,582)   $(246,862,685)
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,       ----------------------------------------------------------------
                                             2003           2002          2001         2000           1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  11.00       $  12.58      $  25.87    $    21.95      $  15.87      $  17.28
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)      (0.15)(a)     (0.13)        (0.28)(a)     (0.17)(a)     (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.34          (1.43)        (8.42)         5.56          6.25         (1.31)
==========================================================================================================================
    Total from investment operations           0.28          (1.58)        (8.55)         5.28          6.08         (1.41)
==========================================================================================================================
Less distributions from net realized
  gains                                          --             --         (4.74)        (1.36)           --            --
==========================================================================================================================
Net asset value, end of period             $  11.28       $  11.00      $  12.58    $    25.87      $  21.95      $  15.87
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                2.55%        (12.56)%      (38.87)%       24.27%        38.31%        (8.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $409,365       $405,360      $563,828    $1,103,740      $852,198      $937,587
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets                                       2.12%(c)(d)    2.00%         1.87%         1.65%         1.80%         1.75%
==========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.03)%(c)     (1.19)%       (0.75)%       (0.96)%       (0.95)%       (0.55)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                       26%            73%           87%           62%           60%           50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $392,264,182.
(d) After fee waiver and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.13% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------------
                                             2003            2002           2001         2000            1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.42        $  11.97       $  24.98    $    21.35       $  15.52       $  17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.08)(a)       (0.20)(a)      (0.21)        (0.42)(a)      (0.27)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.32           (1.35)         (8.06)         5.41           6.10          (1.29)
==============================================================================================================================
    Total from investment operations           0.24           (1.55)         (8.27)         4.99           5.83          (1.48)
==============================================================================================================================
Less distributions from net realized
  gains                                          --              --          (4.74)        (1.36)            --             --
==============================================================================================================================
Net asset value, end of period             $  10.66        $  10.42       $  11.97    $    24.98       $  21.35       $  15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                2.30%         (12.95)%       (39.19)%       23.56%         37.56%         (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $340,670        $388,101       $583,933    $1,158,979       $926,972       $947,293
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets        2.62%(c)(d)     2.51%          2.39%         2.19%          2.37%          2.32%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.53)%(c)      (1.70)%        (1.27)%       (1.50)%        (1.52)%        (1.11)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                       26%             73%            87%           62%            60%            50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $359,293,874.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
                                                    2003           2002          2001       2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.42         $ 11.98       $ 24.99    $ 21.35       $ 15.52       $ 17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)       (0.20)(a)     (0.21)     (0.42)(a)     (0.27)(a)     (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.32           (1.36)        (8.06)      5.42          6.10         (1.29)
==============================================================================================================================
    Total from investment operations                 0.24           (1.56)        (8.27)      5.00          5.83         (1.48)
==============================================================================================================================
Less distributions from net realized gains             --              --         (4.74)     (1.36)           --            --
==============================================================================================================================
Net asset value, end of period                    $ 10.66         $ 10.42       $ 11.98    $ 24.99       $ 21.35       $ 15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      2.30%         (13.02)%      (39.17)%    23.61%        37.56%        (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $17,923         $19,099       $28,260    $50,908       $16,325       $13,186
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets              2.62%(c)(d)     2.51%         2.39%      2.19%         2.37%         2.34%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.53)%(c)      (1.70)%       (1.28)%    (1.50)%       (1.52)%       (1.13)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                             26%             73%           87%        62%           60%           50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $17,855,944.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS       OFFICERS                           OFFICE OF THE FUND
Robert H. Graham         Robert H. Graham                   11 Greenway Plaza
Mark H. Williamson       Chairman and President             Suite 100
Frank S. Bayley                                             Houston, TX 77046
Bruce L. Crockett        Mark H. Williamson
Albert R. Dowden         Executive Vice President           INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields           Kevin M. Carome                    11 Greenway Plaza
Carl Frischling          Senior Vice President              Suite 100
Prema Mathai-Davis                                          Houston, TX 77046
Lewis F. Pennock         Gary T. Crum
Ruth H. Quigley          Senior Vice President              TRANSFER AGENT
Louis S. Sklar                                              A I M Fund Services, Inc.
                         Dana R. Sutton                     P.O. Box 4739
                         Vice President and Treasurer       Houston, TX 77210-4739

                         Robert G. Alley                    CUSTODIAN
                         Vice President                     State Street Bank and Trust Company
                                                            225 Franklin Street
                         Stuart W. Coco                     Boston, MA 02110
                         Vice President
                                                            COUNSEL TO THE FUND
                         Melville B. Cox                    Ballard Spahr
                         Vice President                     Andrews & Ingersoll, LLP
                                                            1735 Market Street
                         Edgar M. Larsen                    Philadelphia, PA 19103
                         Vice President
                                                            COUNSEL TO THE TRUSTEES
                         Nancy L. Martin                    Kramer, Levin, Naftalis & Frankel LLP
                         Secretary                          919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDs--Registered Trademark--

DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                      TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund5                      AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund1               AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                    TAX-FREE
AIM Large Cap Growth Fund                            SECTOR EQUITY
AIM Libra Fund                                                                           AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                      AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund2                AIM Global Financial Services Fund          AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund2,3                  AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund2,3                 AIM Global Utilities Fund
AIM Opportunities III Fund2,3                AIM New Technology Fund
AIM Premier Equity Fund2                     AIM Real Estate Fund
AIM Premier Equity II Fund2
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund4
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


Mutual     Retirement    Annuities     College     Separately   Offshore   Alternative    Cash
Funds      Products                    Savings     Managed      Products   Investments    Management
                                       Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--
                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--


AIMinvestments.com                                                     GLA-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM GLOBAL GROWTH FUND


                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--



          AIM Global Growth Fund seeks to provide long-term growth of capital. The fund seeks to meet its objective
                by investing at least 65% of its total assets in
         marketable equity securities of domestic and foreign issuers.

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

TOP COUNTRIES

As of 4/30/03

                [PIE CHART]

UNITED STATES                       39.3%

OTHER                               19.5%

GERMANY                              1.5%

IRELAND                              1.8%

ITALY                                1.9%

ISRAEL                               2.6%

SPAIN                                2.7%

CANADA                               3.6%

FRANCE                               7.4%

JAPAN                                7.7%

UNITED KINGDOM                      12.0%

TOTAL NUMBER OF HOLDINGS*            117

TOTAL NET ASSETS          $550.2 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (9/15/94)                    3.65%
  5 Years                              -7.51
  1 Year                              -21.34

CLASS B SHARES
 Inception (9/15/94)                    3.72%
  5 Years                              -7.45
  1 Year                              -21.91

CLASS C SHARES
 Inception (8/4/97)                    -4.39%
  5 Years                              -7.08
  1 Year                              -18.61

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (9/15/94), 3.01%; five years, -8.30%; one year, -27.09%.
Class B shares, inception (9/15/94), 3.08%; five years, -8.24%; one year, -27.67%. Class C shares, inception (8/4/97), -5.40%; five years, -7.89%; one year, -24.61%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                    -0.16%

CLASS B SHARES                                    -0.41

CLASS C SHARES                                    -0.33

MSCI WORLD INDEX                                   3.62
(Broad Market Index and Style-Specific Index)

LIPPER GLOBAL FUND INDEX                           1.71
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

============================================================================================================
TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
============================================================================================================
 1. Teva Pharmaceutical Industries Ltd.-ADR (Israel)    2.6%    1. Pharmaceuticals                     10.3%

 2. Microsoft Corp.                                     2.0     2. Banks                                9.4

 3. Royal Bank of Scotland Group PLC (United Kingdom)   2.0     3. Integrated Oil & Gas                 5.4

 4. Total S.A. (France)                                 1.9     4. Electronic Equipment & Instruments   3.8

 5. Banco Popular Espanol S.A. (Spain)                  1.8     5. Diversified Financial Services       3.8

 6. Procter & Gamble Co. (The)                          1.6     6. Systems Software                     3.8

 7. Reckitt Benckiser PLC (United Kingdom)              1.5     7. Household Products                   3.0

 8. Vodafone Group PLC  (United Kingdom)                1.3     8. Automobile Manufacturers             2.4

 9. Amgen Inc.                                          1.3     9. Semiconductors                       2.2

10. Pfizer Inc.                                         1.3    10. Tobacco                              2.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
============================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o The unmanaged Lipper Global Fund Index represents an average of the performance of global funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.



For more information, please visit aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Growth Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance
ON THE CURRENCY     as of the close of the reporting period appear on the
FRONT, THE U.S.     opposite page. This letter will provide an overview of the
DOLLAR WAS WEAK     markets and your fund during the six months covered by this
COMPARED TO MANY    report. As always, timely information about your fund and
FOREIGN CURRENCIES. the markets in general is available at our Web site,
ROBERT H. GRAHAM    aiminvestments.com.

                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks out-performed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

   International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE(R)), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

   European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

   As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

   On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Throughout the reporting period, fund managers Kirk L. Anderson, Clas G. Olsson and Barrett K. Sides sought to identify companies that, in their view, have the potential for above-average long-term growth in earnings and prospects for future growth. At the end of the six-month reporting period, the fund's largest exposure was to companies in North America, followed by Europe and Asia.

   As of April 30, 2003, the fund had its largest exposure in the information technology, healthcare and financials sectors. Over the course of the reporting period, the fund's exposure to consumer staples and telecommunications services sectors increased, while its weighting in consumer discretionary and industrials sectors decreased. AIM Global Growth Fund had 117 equity holdings at the end of the reporting period.

   We encourage you to visit aiminvestments.com for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Global Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-39.07%

AEROSPACE & DEFENSE-0.56%

United Technologies Corp.                          50,000   $  3,090,500
========================================================================

APPAREL RETAIL-0.51%

Gap, Inc. (The)                                   170,000      2,827,100
========================================================================

BANKS-0.74%

Bank of America Corp.                              55,000      4,072,750
========================================================================

BIOTECHNOLOGY-1.35%

Amgen Inc.(a)                                     121,000      7,418,510
========================================================================

BREWERS-0.77%

Anheuser-Busch Cos., Inc.                          85,000      4,239,800
========================================================================

BROADCASTING & CABLE TV-0.53%

Clear Channel Communications, Inc.(a)              75,000      2,933,250
========================================================================

COMPUTER HARDWARE-1.75%

Dell Computer Corp.(a)                            180,000      5,203,800
------------------------------------------------------------------------
International Business Machines Corp.              52,000      4,414,800
========================================================================
                                                               9,618,600
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.56%

EMC Corp.(a)                                      340,000      3,090,600
========================================================================

DATA PROCESSING SERVICES-1.67%

First Data Corp.                                  140,000      5,492,200
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   125,000      3,680,000
========================================================================
                                                               9,172,200
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.79%

Apollo Group, Inc.-Class A(a)                      80,000      4,335,920
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.77%

Citigroup Inc.                                    152,000      5,966,000
------------------------------------------------------------------------
Fannie Mae                                         40,000      2,895,600
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    58,000      4,402,200
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           130,000      3,815,500
------------------------------------------------------------------------
SLM Corp.                                          32,500      3,640,000
========================================================================
                                                              20,719,300
========================================================================

FOOD DISTRIBUTORS-0.26%

SYSCO Corp.                                        50,000      1,436,500
========================================================================

FOOTWEAR-0.53%

NIKE, Inc.-Class B                                 55,000      2,944,150
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.82%

Wal-Mart Stores, Inc.                              80,000   $  4,505,600
========================================================================

HEALTH CARE EQUIPMENT-2.03%

Boston Scientific Corp.(a)                        105,000      4,520,250
------------------------------------------------------------------------
Medtronic, Inc.                                    80,000      3,819,200
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           60,000      2,814,000
========================================================================
                                                              11,153,450
========================================================================

HOME IMPROVEMENT RETAIL-0.52%

Lowe's Cos., Inc.                                  65,000      2,852,850
========================================================================

HOUSEHOLD PRODUCTS-1.55%

Procter & Gamble Co. (The)                         95,000      8,535,750
========================================================================

INDUSTRIAL CONGLOMERATES-1.36%

3M Co.                                             30,000      3,781,200
------------------------------------------------------------------------
General Electric Co.                              125,000      3,681,250
========================================================================
                                                               7,462,450
========================================================================

INTEGRATED OIL & GAS-0.70%

Exxon Mobil Corp.                                 110,000      3,872,000
========================================================================

INTERNET RETAIL-1.60%

Amazon.com, Inc.(a)                               130,000      3,727,100
------------------------------------------------------------------------
eBay Inc.(a)                                       55,000      5,102,350
========================================================================
                                                               8,829,450
========================================================================

INTERNET SOFTWARE & SERVICES-0.74%

Yahoo! Inc.(a)                                    165,000      4,088,700
========================================================================

MANAGED HEALTH CARE-1.51%

Aetna Inc.                                         79,500      3,959,100
------------------------------------------------------------------------
UnitedHealth Group Inc.                            47,000      4,330,110
========================================================================
                                                               8,289,210
========================================================================

NETWORKING EQUIPMENT-0.52%

Cisco Systems, Inc.(a)                            190,000      2,857,600
========================================================================

PERSONAL PRODUCTS-0.79%

Avon Products, Inc.                                75,000      4,362,750
========================================================================

PHARMACEUTICALS-3.91%

Allergan, Inc.                                     40,000      2,810,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       80,000      4,137,600
------------------------------------------------------------------------
Johnson & Johnson                                  73,000      4,114,280
------------------------------------------------------------------------
Pfizer Inc.                                       235,000      7,226,250
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Wyeth                                              74,000   $  3,221,220
========================================================================
                                                              21,509,350
========================================================================

PUBLISHING-0.49%

Tribune Co.                                        55,000      2,693,900
========================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Applied Materials, Inc.(a)                        200,000      2,920,000
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          90,000      2,523,600
========================================================================
                                                               5,443,600
========================================================================

SEMICONDUCTORS-2.24%

Analog Devices, Inc.(a)                           110,000      3,643,200
------------------------------------------------------------------------
Linear Technology Corp.                           165,000      5,687,550
------------------------------------------------------------------------
Xilinx, Inc.(a)                                   110,000      2,977,700
========================================================================
                                                              12,308,450
========================================================================

SPECIALTY STORES-1.29%

Bed Bath & Beyond Inc.(a)                         110,000      4,346,100
------------------------------------------------------------------------
Staples, Inc.(a)                                  145,000      2,760,800
========================================================================
                                                               7,106,900
========================================================================

SYSTEMS SOFTWARE-3.76%

Microsoft Corp.                                   420,000     10,739,400
------------------------------------------------------------------------
Oracle Corp.(a)                                   350,000      4,158,000
------------------------------------------------------------------------
Symantec Corp.(a)                                  61,500      2,702,925
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         140,000      3,081,400
========================================================================
                                                              20,681,725
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

AT&T Wireless Services Inc.(a)                    390,000      2,519,400
========================================================================
    Total Domestic Stocks (Cost $199,598,430)                214,972,315
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-50.63%

AUSTRALIA-1.19%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         702,000      3,976,136
------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                            112,800        239,588
------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)               656,000      2,338,686
========================================================================
                                                               6,554,410
========================================================================

BERMUDA-1.29%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    175,000      2,803,500
------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    110,000      4,312,000
========================================================================
                                                               7,115,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
BRAZIL-0.49%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       135,600      2,697,084
========================================================================

CANADA-3.61%

EnCana Corp. (Oil & Gas Exploration &
  Production)                                      65,000   $  2,131,452
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/13/02-11/14/02; Cost $2,915,652)(b)           80,000      3,125,000
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       64,000      1,707,143
------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                73,000      2,407,024
------------------------------------------------------------------------
Royal Bank of Canada (Banks)                      127,700      5,326,772
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        313,600      5,160,312
========================================================================
                                                              19,857,703
========================================================================

CAYMAN ISLANDS-0.56%

Noble Corp. (Oil & Gas Drilling)(a)               100,000      3,095,000
========================================================================

DENMARK-0.38%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        57,505      2,085,427
========================================================================

FRANCE-7.37%

Aventis S.A. (Pharmaceuticals)                     62,200      3,165,030
------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           84,910      3,993,087
------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vinters)          67,420      5,928,818
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   46,750      2,192,253
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)         56,370      2,442,308
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           96,800      5,785,005
------------------------------------------------------------------------
Societe Generale-Class A (Banks)                   30,650      1,877,983
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  77,859     10,228,862
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            75,750      4,942,016
========================================================================
                                                              40,555,362
========================================================================

GERMANY-1.47%

Altana A.G. (Pharmaceuticals)                     105,855      5,221,888
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        7,770      2,866,920
========================================================================
                                                               8,088,808
========================================================================

HONG KONG-0.68%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                       440,000      2,431,578
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                       277,000      1,299,927
========================================================================
                                                               3,731,505
========================================================================

INDIA-0.40%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                      53,500      2,198,850
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

IRELAND-1.81%

Allied Irish Banks PLC (Banks)                    245,442   $  3,773,395
------------------------------------------------------------------------
Bank of Ireland (Banks)                           505,800      6,192,608
========================================================================
                                                               9,966,003
========================================================================

ISRAEL-2.64%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               310,900     14,519,030
========================================================================

ITALY-1.90%

Eni S.p.A. (Integrated Oil & Gas)                 467,200      6,670,746
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                864,700      3,789,939
========================================================================
                                                              10,460,685
========================================================================

JAPAN-7.66%

Canon Inc. (Office Electronics)                   169,000      6,851,832
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01;
  Cost $3,003,358)(b)                             154,000      2,616,679
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         44,000      3,157,000
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    102,000      6,048,702
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     33,330      5,374,405
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           191,100      5,513,505
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              328,000      5,046,154
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     250,200      5,682,298
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        150,100      1,830,719
========================================================================
                                                              42,121,294
========================================================================

MEXICO-1.01%

Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         69,800      2,108,658
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  1,350,600      3,447,389
========================================================================
                                                               5,556,047
========================================================================

NETHERLANDS-0.76%

Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                 629,600      4,195,576
========================================================================

PORTUGAL-0.48%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                    370,100      2,652,514
========================================================================

SOUTH KOREA-1.19%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(a)                      26,100      6,554,549
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SPAIN-2.72%

Altadis, S.A. (Tobacco)                           202,600   $  5,232,775
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                199,700      9,699,482
========================================================================
                                                              14,932,257
========================================================================

SWITZERLAND-1.07%

Alcon, Inc. (Health Care Supplies)(a)              79,000      3,479,950
------------------------------------------------------------------------
UBS A.G. (Banks)                                   50,330      2,391,623
========================================================================
                                                               5,871,573
========================================================================

UNITED KINGDOM-11.95%

AstraZeneca PLC (Pharmaceuticals)                  41,600      1,633,895
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    1,893,300      5,035,706
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              409,000      6,850,926
------------------------------------------------------------------------
Next PLC (Department Stores)                      242,500      3,660,437
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        456,450      8,058,326
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       918,900      2,749,091
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          408,900     10,735,072
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      182,940      1,096,805
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       1,020,025      6,809,048
------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,535,400      4,863,691
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             691,200      6,800,770
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   3,758,200      7,425,507
========================================================================
                                                              65,719,274
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $256,699,034)                          278,528,451
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILL-0.18%

1.10%, 06/19/03 (Cost $998,503)(c)            $1,000,000(d)      998,503
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-9.78%

STIC Liquid Assets Portfolio(e)                26,897,649     26,897,649
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        26,897,649     26,897,649
========================================================================
    Total Money Market Funds
      (Cost $53,795,298)                                      53,795,298
========================================================================
TOTAL INVESTMENTS-99.66% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $511,091,265)                548,294,567
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.70%

STIC Liquid Assets Portfolio(e)(f)             64,398,136   $ 64,398,136
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $64,398,136)                                      64,398,136
========================================================================
TOTAL INVESTMENTS-111.36% (Cost $575,489,401)                612,692,703
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.36%)                       (62,519,163)
========================================================================
NET ASSETS-100.00%                                          $550,173,540
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $5,741,679, which represented 1.04% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section H and 10.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $575,489,401)*                               $ 612,692,703
------------------------------------------------------------
Foreign currencies, at value (cost $116,439)         115,170
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,804,005
------------------------------------------------------------
  Capital stock sold                               2,021,884
------------------------------------------------------------
  Dividends and interest                           1,344,098
------------------------------------------------------------
  Due from advisor -- See Note 2                      24,370
------------------------------------------------------------
Investment for deferred compensation plan             41,045
------------------------------------------------------------
Other assets                                          24,576
============================================================
     Total assets                                626,067,851
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            3,784,747
------------------------------------------------------------
  Capital stock reacquired                         6,594,832
------------------------------------------------------------
  Deferred compensation plan                          41,045
------------------------------------------------------------
  Collateral upon return of securities loaned     64,398,136
------------------------------------------------------------
Accrued distribution fees                            352,079
------------------------------------------------------------
Accrued directors' fees                                  979
------------------------------------------------------------
Accrued transfer agent fees                          487,309
------------------------------------------------------------
Accrued operating expenses                           235,184
============================================================
     Total liabilities                            75,894,311
============================================================
Net assets applicable to shares outstanding    $ 550,173,540
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)     $ 983,035,163
------------------------------------------------------------
Undistributed net investment income (loss)        (2,537,377)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts        (468,104,658)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, futures
  contracts and option contracts                  37,780,412
============================================================
                                               $ 550,173,540
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 344,706,433
____________________________________________________________
============================================================
Class B                                        $ 174,237,777
____________________________________________________________
============================================================
Class C                                        $  31,229,330
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     27,262,074
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     14,457,336
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      2,589,781
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       12.64
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.64 divided by
       95.25%)                                 $       13.27
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       12.05
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       12.06
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $61,980,603 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $297,300)        $  3,209,347
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       182,101
--------------------------------------------------------------------------
Interest                                                             5,533
--------------------------------------------------------------------------
Security lending income                                            174,520
==========================================================================
     Total investment income                                     3,571,501
==========================================================================


EXPENSES:

Advisory fees                                                    2,267,843
--------------------------------------------------------------------------
Administrative services fees                                        68,465
--------------------------------------------------------------------------
Custodian fees                                                     160,527
--------------------------------------------------------------------------
Distribution fees -- Class A                                       793,032
--------------------------------------------------------------------------
Distribution fees -- Class B                                       923,934
--------------------------------------------------------------------------
Distribution fees -- Class C                                       158,052
--------------------------------------------------------------------------
Transfer agent fees                                              1,481,019
--------------------------------------------------------------------------
Directors' fees                                                      5,855
--------------------------------------------------------------------------
Other                                                              213,358
==========================================================================
     Total expenses                                              6,072,085
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                       (31,363)
==========================================================================
     Net expenses                                                6,040,722
==========================================================================
Net investment income (loss)                                    (2,469,221)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (23,720,349)
--------------------------------------------------------------------------
  Foreign currencies                                               309,228
--------------------------------------------------------------------------
  Futures contracts                                                 70,586
--------------------------------------------------------------------------
  Option contracts written                                         313,095
==========================================================================
                                                               (23,027,440)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,777,369
--------------------------------------------------------------------------
  Foreign currencies                                                58,015
--------------------------------------------------------------------------
  Futures contracts                                                491,790
--------------------------------------------------------------------------
  Option contracts written                                          (7,821)
==========================================================================
                                                                23,319,353
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                           291,913
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (2,177,308)
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003              2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (2,469,221)   $   (7,462,645)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (23,027,440)     (100,653,432)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures contracts and
    option contracts                                             23,319,353        18,740,463
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (2,177,308)      (89,375,614)
=============================================================================================
Share transactions-net:
  Class A                                                         9,156,196       (52,935,575)
---------------------------------------------------------------------------------------------
  Class B                                                       (30,379,957)     (129,582,901)
---------------------------------------------------------------------------------------------
  Class C                                                        (3,346,348)      (11,592,089)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (24,570,109)     (194,110,565)
=============================================================================================
    Net increase (decrease) in net assets                       (26,747,417)     (283,486,179)
=============================================================================================

NET ASSETS:

  Beginning of period                                           576,920,957       860,407,136
=============================================================================================
  End of period                                               $ 550,173,540    $  576,920,957
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,956. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $24,370 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $68,465 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $800,472 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $793,032, $923,934 and $158,052, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $25,074 in front-end sales commissions from the sale of Class A shares and $25,910, $48 and $71,302 for Class A, Class B Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,800 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,037 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,037.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $61,980,603 were on loan to brokers. The loans were secured by cash collateral of $64,398,136 received by the Fund and invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $174,520 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $339,470,549
----------------------------------------------------------
October 31, 2010                               101,042,257
==========================================================
Total capital loss carryforward               $440,512,806
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $222,698,051 and $278,510,036, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 54,960,618
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (18,927,854)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 36,032,764
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $576,659,939.

NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                     260      $  65,671
----------------------------------------------------------
Written                               4,190        870,709
----------------------------------------------------------
Closed                               (2,080)      (541,172)
----------------------------------------------------------
Exercised                            (2,370)      (395,208)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 10--FUTURES CONTRACTS

On April 30, 2003, $480,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                                                               NO. OF        MONTH/        MARKET      UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT      VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    30       Jun.-03/Long   $6,870,750     $491,790
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 11--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTH ENDED                    YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      28,079,640    $ 347,160,275     34,069,111    $ 487,124,735
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         392,053        4,619,928      1,053,636       14,789,675
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         583,673        6,883,565      1,832,747       23,276,761
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         452,531        5,589,208      2,493,588       36,815,557
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (474,200)      (5,589,208)    (2,576,415)     (36,815,557)
==========================================================================================================================
Reacquired:
  Class A                                                     (27,815,014)    (343,593,287)   (40,176,531)    (576,875,867)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,509,268)     (29,410,677)    (7,795,399)    (107,557,019)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (868,011)     (10,229,913)    (2,644,180)     (34,868,850)
==========================================================================================================================
                                                               (2,158,596)   $ (24,570,109)   (13,743,443)   $(194,110,565)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                   YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ------------------------------------------------------------------------
                                          2003             2002             2001             2000             1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  12.66        $  14.58         $  24.83         $  23.43         $  17.91     $  16.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.11)(a)        (0.13)           (0.03)(a)        (0.10)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.02           (1.81)          (10.08)            2.77             6.12         1.74
=================================================================================================================================
    Total from investment operations        (0.02)          (1.92)          (10.21)            2.74             6.02         1.69
=================================================================================================================================
Less distributions from net realized
  gains                                        --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period           $  12.64        $  12.66         $  14.58         $  24.83         $  23.43     $  17.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             (0.16)%        (13.17)%         (41.17)%          11.52%           34.43%       10.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $344,706        $335,954         $439,612         $796,992         $388,549     $219,050
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.07%(c)        1.95%            1.68%(d)         1.62%(d)         1.67%        1.70%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.72)%(c)      (0.75)%          (0.66)%          (0.10)%          (0.57)%      (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $319,841,694.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 1.79% and 1.63% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.


                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                   YEAR ENDED OCTOBER 31,
                                       APRIL 30,        -------------------------------------------------------------------------
                                         2003             2002             2001             2000             1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.09        $  14.00         $  23.98         $  22.78         $  17.52     $  16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.07)(a)       (0.17)(a)        (0.24)           (0.17)(a)        (0.23)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.03           (1.74)           (9.70)            2.71             5.99         1.71
=================================================================================================================================
    Total from investment operations       (0.04)          (1.91)           (9.94)            2.54             5.76         1.56
=================================================================================================================================
Less distributions from net realized
  gains                                       --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period          $  12.05        $  12.09         $  14.00         $  23.98         $  22.78     $  17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (0.33)%        (13.64)%         (41.50)%          10.95%           33.69%        9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $174,238        $206,189         $369,171         $806,409         $425,345     $282,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    2.57%(c)        2.45%            2.19%(d)         2.16%(d)         2.23%        2.26%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.22)%(c)      (1.25)%          (1.16)%          (0.64)%          (1.13)%      (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $186,318,099.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.


                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                            ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,        ---------------------------------------------------------------------
                                             2003            2002            2001            2000             1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.10         $ 14.01         $ 23.98         $ 22.79          $ 17.52     $ 16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.07)(a)       (0.17)(a)       (0.22)          (0.17)(a)        (0.23)(a)   (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.03           (1.74)          (9.71)           2.70             6.00        1.71
=================================================================================================================================
    Total from investment operations          (0.04)          (1.91)          (9.93)           2.53             5.77        1.56
=================================================================================================================================
Less distributions from net realized
  gains                                          --              --           (0.04)          (1.34)           (0.50)      (0.43)
=================================================================================================================================
Net asset value, end of period              $ 12.06         $ 12.10         $ 14.01         $ 23.98          $ 22.79     $ 17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               (0.33)%        (13.63)%        (41.46)%         10.90%           33.69%       9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $31,229         $34,778         $51,624         $88,810          $31,356     $11,765
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        2.57%(c)        2.45%           2.19%(d)        2.16%(d)         2.23%       2.26%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.22)%(c)      (1.25)%         (1.16)%         (0.64)%          (1.13)%     (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                       44%             98%            134%            110%              93%         97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,872,435.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS        OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
Mark H. Williamson        Chairman and President            Suite 100
Frank S. Bayley                                             Houston, TX 77046
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President          INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields            Kevin M. Carome                   11 Greenway Plaza
Carl Frischling           Senior Vice President             Suite 100
Prema Mathai-Davis                                          Houston, TX 77046
Lewis F. Pennock          Gary T. Crum
Ruth H. Quigley           Senior Vice President             TRANSFER AGENT
Louis S. Sklar                                              A I M Fund Services, Inc.
                          Dana R. Sutton                    P.O. Box 4739
                          Vice President and Treasurer      Houston, TX 77210-4739

                          Robert G. Alley                   CUSTODIAN
                          Vice President                    State Street Bank and Trust Company
                                                            225 Franklin Street
                          Stuart W. Coco                    Boston, MA 02110
                          Vice President
                                                            COUNSEL TO THE FUND
                          Melville B. Cox                   Ballard Spahr
                          Vice President                    Andrews & Ingersoll, LLP
                                                            1735 Market Street
                          Edgar M. Larsen                   Philadelphia, PA 19103
                          Vice President
                                                            COUNSEL TO THE TRUSTEES
                          Nancy L. Martin                   Kramer, Levin, Naftalis & Frankel LLP
                          Secretary                         919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046







THE AIM FAMILY OF FUNDS--Registered Trademark--


       DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)                           TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                 TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                    SECTOR EQUITY                     AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund               AIM Global Energy Fund                      AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           Your Goals. Our Solutions.
                                 --Servicemark--








AIMinvestments.com                                                     GLG-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM GLOBAL INCOME FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


          AIM Global Income Fund seeks to provide high current income, with a secondary objective of protection of principal
                             and growth of capital.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03 including sales charges
--------------------------------------------------------------------------------


CLASS A SHARES
 Inception (9/15/94)                    5.36%
  5 Years                               1.26
  1 Year                                4.70

CLASS B SHARES
 Inception (9/15/94)                    5.45%
  5 Years                               1.43
  1 Year                                4.44

CLASS C SHARES
 Inception (8/4/97)                     2.80%
  5 Years                               1.76
  1 Year                                8.56

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns, including sales charges, for periods ended 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (9/15/94), 5.13%; 5 years, 0.84%; 1 year, 3.48%. Class B shares, inception (9/15/94), 5.22%; 5 years, 1.01%; 1 year, 3.06%. Class C shares, inception (8/4/97), 2.43%; 5 years, 1.33%; 1 year,
7.19%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                      10.81%

CLASS B SHARES                                      10.67

CLASS C SHARES                                      10.68

CITIGROUP WORLD GOVERNMENT BOND INDEX               10.43
(Broad Market and Style-Specific Index)

LIPPER GLOBAL INCOME FUND INDEX                      9.52
(Peer Group Index)

Past performance cannot guarantee comparable future results.
DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================

YIELD AND DISTRIBUTION RATE

As of 4/30/03

30-DAY DISTRIBUTION RATE
Class A                                5.23%
Class B                                5.02
Class C                                5.02

30-DAY YIELD
Class A                                3.80%
Class B                                3.49
Class C                                3.49

Had the advisor not waived fees and/or reimbursed expenses, the fund's 30-day yield would have been 3.60% for Class A shares and 3.28% for Class B and Class C shares.

================================================================================


===================================================================================================================================
TOP 10 FIXED-INCOME ISSUERS*                       TOP COUNTRIES*                          TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
 1. Bundesrepublik Deutschland               7.3%           (PIE CHART)                     1. Sovereign Debt             24.7%
    (Germany)

 2. Canadian Government (Canada)             6.0   FRANCE                       0.3%        2. Banks                      17.1

 3. Federal National Mortgage                4.1   NETHERLANDS                  0.8%        3. Broadcasting & Cable TV     8.3
    Association (FNMA)

 4. United Kingdom (Treasury of)             3.2   CAYMAN ISLANDS               1.6%        4. Diversified Financial       7.4
    (United Kingdom)                                                                           Services

 5. Kreditanstalt fuer Wiederaufbau          3.2   MEXICO                       2.1%        5. Electric Utilities          5.6
    (Germany)

 6. CSC Holdings Inc.                        2.9   GREECE                       2.1%        6. U.S. Government Agency      5.6

 7. Landesbank Baden-Wuerttemberg            2.6   LUXEMBOURG                   2.2%        7. Integrated                  3.8
    (Germany)                                                                                  Telecommunication Service

 8. New South Wales Treasury Corp.           2.4   AUSTRALIA                    2.4%        8. Oil & Gas Exploration &     3.5
    (Australia)                                                                                Production

 9. International Bank for Reconstruction    2.1   UNITED KINGDOM               4.0%        9. Consumer Finance            3.1
    & Development (Luxembourg)

10. Hellenic Republic (Greece)               2.1   CANADA                       9.9%       10. Real Estate                 2.9

                                                   GERMANY                     14.9%

                                                   UNITED STATES               59.7%

                                                   TOTAL NUMBER OF HOLDINGS*    258

                                                   TOTAL NET ASSETS          $145.9 million

*   Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Income Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day SEC yield will differ.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, for which the repayment of principal and interest is guaranteed by the government if held to maturity).

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Citigroup World Government Bond Index represents the performance of fixed-rate foreign-government debt securities of developed countries with a remaining maturity of one year or longer.

o The unmanaged Lipper Global Income Fund Index represents an average of the 30 largest global income funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           This is your final report on AIM Global Income Fund. After
ROBERT H.           the close of the six-month period ended April 30, 2003, fund
GRAHAM)             shareholders approved the reorganization of the fund's
                    assets into AIM Income Fund. That reorganization was effected during June.

                        You will note that we have adopted a more concise format
                    for our semiannual reports. Important information such as holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

U.S. gross domestic product increased at only a 1.4% annual rate in the fourth quarter of 2002, barely improving to 1.6%, annualized, for the first quarter of 2003. The country continued to lose jobs every month of the reporting period but January. The unemployment rate began the period at 5.7% and ended at 6%. Nonetheless, the Conference Board's Index of Consumer Confidence rose sharply from 61.4 in March to 81.0 in April.

    U.S. Treasuries produced negative returns in November, January and March but were positive in December, February and April. For the six-month period, they returned 3.06%. The U.S. investment grade bond market, as represented by the Lehman U.S. Aggregate Bond Index, posted a 4.31% total return for the six months. This index includes government and corporate securities, mortgage pass-through securities and asset-backed securities. The domestic high yield sector, as represented by the Lehman U.S. Corporate High Yield Index, returned 22.75%. Performance in the global bond markets was higher, with six-month total returns of 8.50% for the investment-grade Lehman Global Aggregate Index and 24.36% for the Lehman Global High Yield Index. (These indexes are compiled by Lehman Brothers, a global investment bank.)

    Yield spreads for corporate bonds--the difference in yield between a corporate bond and a Treasury issue of equivalent maturity--narrowed over the period.

    As of April 30, 2003, the federal funds rate remained at a 41-year low of 1.25%, helping hold down the cost of borrowing for corporations and consumers.

YOUR FUND

AIM Global Income Fund achieved positive results at net asset value for the six-month period. In investing the fund's assets, fund co-managers Robert G. Alley, Jan H. Friedli, Carolyn L. Gibbs and Scot W. Johnson focus on debt issued by U.S. and foreign governments and corporations. As mentioned, virtually all segments of the bond market had positive returns.

    Over the course of the six months there were increases in the proportions of the fund's assets invested in international instruments, both corporate and government. Among U.S. corporate bonds, assets invested in industrials rose during the six months, while holdings in financials declined. Holdings in U.S. government issues and mortgage-backed bonds also decreased.

BACK TO BASICS

I thank you for your continued participation in AIM Global Income Fund, and I look forward to reporting to you again in six months as a shareholder of AIM Income Fund. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003


================================================================================

                             AS OF APRIL 30, 2003,

                        THE FEDERAL FUNDS RATE REMAINED

                       AT A 41-YEAR LOW OF 1.25%, HELPING

                      HOLD DOWN THE COST OF BORROWING FOR

                          CORPORATIONS AND CONSUMERS.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-57.38%

AEROSPACE & DEFENSE-0.97%

Lockheed Martin Corp.,
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                     $   100,000   $    117,297
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06        400,000        453,824
-------------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                           425,000        476,918
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05                350,000        375,420
=========================================================================
                                                                1,423,459
=========================================================================

APPAREL RETAIL-0.16%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                 202,000        213,110
-------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Global Notes,
  9.90%, 12/15/05                                   15,000         16,950
=========================================================================
                                                                  230,060
=========================================================================

AUTOMOBILE MANUFACTURERS-0.69%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          250,000        254,675
-------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                         700,000        752,248
=========================================================================
                                                                1,006,923
=========================================================================

BANKS-7.58%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $266,172)(a)(b)         240,000        261,828
-------------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04               300,000        407,028
-------------------------------------------------------------------------
Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.09%, 03/24/28(c)                 3,000,000        545,010
-------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                           500,000        561,260
-------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                1,000,000      1,172,740
-------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Euro
  Notes, 1.63%, 11/29/49(d)                        750,000        636,149
-------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                         400,000        465,149
-------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05       600,000        652,344
-------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                         375,000        406,339
-------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $212,194)(a)(b)                                  200,000        206,890
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 150,000        180,658
-------------------------------------------------------------------------
Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(a)(b)                                  500,000        502,770
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BANKS-(CONTINUED)

KeyBank N.A., Sr. Notes, 4.10%, 06/30/05       $   400,000   $    417,292
-------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.69%, 06/29/49(d)                               350,000        280,588
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                            610,000        791,603
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                  200,000        222,236
-------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  100,000        100,786
-------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                         700,000        708,694
-------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                           440,000        554,048
-------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                           650,000        736,027
-------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  7.50%, 04/15/05                                  700,000        889,791
-------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                           300,000        362,262
=========================================================================
                                                               11,061,492
=========================================================================

BROADCASTING & CABLE TV-8.18%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(e)                       700,000        355,250
-------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                         700,000        761,082
-------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.88%, 06/15/05                    100,000        110,714
-------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                    200,000        250,886
-------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes,
  8.25%, 02/15/08                                  650,000        676,812
-------------------------------------------------------------------------
  10.50%, 06/15/06                                 400,000        464,000
-------------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. Putable
  Deb., 6.53%, 02/01/08                            600,000        657,750
-------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18               1,000,000      1,060,000
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                              1,295,000      1,340,325
-------------------------------------------------------------------------
    7.88%, 12/15/07                              1,750,000      1,850,625
-------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98; Cost
  $266,175)(a)                                     155,000        122,062
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05           $   400,000   $    433,620
-------------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                       425,000        457,296
-------------------------------------------------------------------------
  Sr. Unsec. Deb.,
    7.88%, 02/15/26                                250,000        279,622
-------------------------------------------------------------------------
    8.75%, 08/01/15                                750,000        952,050
-------------------------------------------------------------------------
    10.13%, 04/15/22                               265,000        346,437
-------------------------------------------------------------------------
Time Warner Inc.,
  Unsec. Deb., 9.15%, 02/01/23                     400,000        484,872
-------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                    100,000        109,280
-------------------------------------------------------------------------
Turner Broadcasting System, Inc.,
  Class A, Sr. Notes, 8.38%, 07/01/13              835,000        974,169
-------------------------------------------------------------------------
  Sr. Notes, 7.40%, 02/01/04                       235,000        244,109
=========================================================================
                                                               11,930,961
=========================================================================

CASINOS & GAMBLING-0.85%

Boyd Gaming Corp., Sr. Unsec. Sub. Global
  Notes, 8.75%, 04/15/12                           290,000        313,925
-------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12          370,000        394,050
-------------------------------------------------------------------------
Park Place Entertainment Corp.,
  Sr. Notes, 7.00%, 04/15/13 (Acquired
  04/08/03; Cost $320,000)(a)(b)                   320,000        326,400
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.50%, 09/01/09         200,000        212,000
=========================================================================
                                                                1,246,375
=========================================================================

COMPUTER HARDWARE-0.31%

IBM Corp., Deb., 8.38%, 11/01/19                   350,000        459,049
=========================================================================

CONSTRUCTION MATERIALS-0.21%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                          400,000        302,000
=========================================================================

CONSUMER FINANCE-3.07%

CitiFinancial Credit Co., Notes, 6.63%,
  06/01/15                                         100,000        114,453
-------------------------------------------------------------------------
Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.25%, 06/15/04                                  150,000        156,052
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                         200,000        204,670
-------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.88%, 06/15/10                    500,000        520,410
-------------------------------------------------------------------------
  Notes, 7.50%, 06/15/04                            75,000         78,327
-------------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                                175,000        181,986
-------------------------------------------------------------------------
    6.88%, 02/01/06                                400,000        413,312
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 6.38%, 01/30/04               575,000        592,348
-------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04             200,000        209,992
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Household Finance Corp.,
  Global Notes, 6.38%, 10/15/11                $ 1,100,000   $  1,210,583
-------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06                75,000         76,323
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                250,000        275,742
-------------------------------------------------------------------------
    8.00%, 05/09/05                                400,000        445,644
=========================================================================
                                                                4,479,842
=========================================================================

DISTILLERS & VINTNERS-0.40%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12          250,000        266,250
-------------------------------------------------------------------------
Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                  250,000        319,960
=========================================================================
                                                                  586,210
=========================================================================

DIVERSIFIED CHEMICALS-0.12%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08          160,000        168,800
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.23%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08 (Acquired
  12/17/02; Cost $300,840)(a)                      310,000        335,575
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-5.98%

ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $264,171)(a)(b)                                  265,000        271,954
-------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $374,408)(a)(b)                                  375,000        380,299
-------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                         700,000      1,076,026
-------------------------------------------------------------------------
Bear Stearns Cos. Inc. (The), Global Notes,
  3.00%, 03/30/06                                  150,000        152,523
-------------------------------------------------------------------------
Capital One Bank, Sr. Notes, 6.62%, 08/04/03        75,000         75,371
-------------------------------------------------------------------------
CIT Group Inc.,
  Global Notes, 5.63%, 05/17/04                    100,000        103,365
-------------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.57%, 11/25/03(f)                               200,000        200,128
-------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                150,000        159,475
-------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                  500,000        583,525
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., PATS
  Putable Bonds, 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $314,550)(a)(b)                   300,000        314,694
-------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  05/09/01-05/01/02; Cost $844,878)(a)(b)          800,000        994,504
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Electric Capital Corp.-Series A,
  Medium Term Global Notes,
  5.00%, 06/15/07                              $   200,000   $    215,272
-------------------------------------------------------------------------
  6.00%, 06/15/12                                  500,000        552,720
-------------------------------------------------------------------------
  6.80%, 11/01/05                                  100,000        111,179
-------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 4.15%, 02/07/05                         1,100,000      1,114,080
-------------------------------------------------------------------------
International Lease Finance Corp., Notes,
  5.13%, 08/01/04                                  115,000        119,128
-------------------------------------------------------------------------
John Hancock Global Funding II, Notes,
  5.00%, 07/27/07 (Acquired 06/12/02; Cost
  $199,890)(a)(b)                                  200,000        211,662
-------------------------------------------------------------------------
  6.50%, 03/01/11 (Acquired 07/24/02; Cost
  $421,776)(a)(b)                                  400,000        440,188
-------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                         150,000        176,220
-------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $220,406)(a)(b)                                  196,434        231,493
-------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                         350,000        435,960
-------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                         350,000        354,658
-------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                           300,000        339,015
-------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                  100,000        110,558
=========================================================================
                                                                8,723,997
=========================================================================

ELECTRIC UTILITIES-5.00%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $444,897)(a)            472,000        493,240
-------------------------------------------------------------------------
AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             175,000        195,064
-------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                         390,000        290,550
-------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08            500,000        552,855
-------------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           270,000        284,283
-------------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
    (Acquired 02/20/03; Cost $149,564)(a)(b)       150,000        151,418
-------------------------------------------------------------------------
El Paso Electric Co.-Series E, Sr. Sec. First
  Mortgage Bonds, 9.40%, 05/01/11                  600,000        663,972
-------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Floating Rate Euro Notes, 1.31%,
  09/29/49(d)                                      620,000        557,872
-------------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21(g)            525,000        759,497
-------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $465,103)(a)(b)                                  463,957        445,241
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                      $   280,000   $    180,600
-------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(h)         1,750,000      1,808,153
-------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $299,562)(a)(b)                   300,000        302,877
-------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05                120,000        129,161
-------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(g)                                      450,000        477,927
=========================================================================
                                                                7,292,710
=========================================================================

ENVIRONMENTAL SERVICES-0.24%

Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                  350,000        344,750
=========================================================================

FOREST PRODUCTS-0.11%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                  155,000        166,625
=========================================================================

GAS UTILITIES-1.63%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                            400,000        424,700
-------------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                         700,000        787,129
-------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         550,000        553,663
-------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                  650,000        607,750
=========================================================================
                                                                2,373,242
=========================================================================

GENERAL MERCHANDISE STORES-0.19%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         250,000        280,245
=========================================================================

HEALTH CARE FACILITIES-0.58%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09              450,000        492,750
-------------------------------------------------------------------------
HCA Inc., Notes, 6.25%, 02/15/13                   350,000        359,751
=========================================================================
                                                                  852,501
=========================================================================

HOMEBUILDING-0.59%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                     500,000        565,000
-------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                    285,000        290,700
=========================================================================
                                                                  855,700
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.08%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                         105,000        110,513
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

INDUSTRIAL MACHINERY-0.15%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $199,898)(a)(b)               $   200,000   $    212,530
=========================================================================

INTEGRATED OIL & GAS-2.67%

Amerada Hess Corp., Unsec. Notes, 5.90%,
  08/15/06                                         200,000        216,458
-------------------------------------------------------------------------
BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Global Bonds, 3.38%, 10/31/07           1,000,000      1,015,490
-------------------------------------------------------------------------
El Paso Energy Partners, L.P., Sr. Sub.
  Notes, 8.50%, 06/01/10 (Acquired 03/19/03;
  Cost $320,000)(a)(b)                             320,000        345,600
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06         600,000        666,690
-------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                    250,000        281,217
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                  750,000        882,623
-------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                  450,000        491,751
=========================================================================
                                                                3,899,829
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.76%

AT&T Corp., Sr. Unsec. Global Notes,
  7.00%, 11/15/06                                  250,000        266,875
-------------------------------------------------------------------------
  7.80%, 11/15/11                                  565,000        620,794
-------------------------------------------------------------------------
  8.50%, 11/15/31                                  200,000        221,750
-------------------------------------------------------------------------
BT Group PLC (United Kingdom), Global Notes,
  7.88%, 12/15/05                                   75,000         84,968
-------------------------------------------------------------------------
Deutsche Telekom International B.V.
  (Germany), Unsec. Gtd. Unsub. Global Notes,
  8.25%, 06/15/05                                  275,000        305,247
-------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                   375,000        498,409
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     200,000        220,792
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    330,000        381,272
-------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               100,000        113,676
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 6.90%, 05/01/19               510,000        483,863
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 6.00%,
  01/15/07                                       1,000,000      1,021,250
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%,
  11/15/08                                         100,000        101,125
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05        200,000        212,250
-------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19                200,000        202,750
-------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30             300,000        370,149
-------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                           350,000        377,311
=========================================================================
                                                                5,482,481
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.68%

Americo Life, Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $592,896)(a)(b)     $   600,000   $    599,538
-------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         100,000        112,306
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                  250,000        277,090
=========================================================================
                                                                  988,934
=========================================================================

METAL & GLASS CONTAINERS-0.23%

Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                         340,000        335,750
=========================================================================

OIL & GAS DRILLING-0.99%

Transocean Inc. (Cayman Islands), Unsec.
  Global Notes, 6.95%, 04/15/08                  1,270,000      1,450,264
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.74%

National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                         1,000,000      1,084,550
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.47%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                         100,000        104,006
-------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31           450,000        532,341
-------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11             275,000        313,649
-------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01-
  07/31/02; Cost $303,012)(a)(b)                   300,000        334,017
-------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                           310,000        333,250
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                           550,000        625,185
-------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                         2,200,000      2,387,000
-------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                          395,000        432,525
=========================================================================
                                                                5,061,973
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.59%

Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                       480,000        576,600
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 6.50%,
  02/01/05                                         270,000        287,550
=========================================================================
                                                                  864,150
=========================================================================

PACKAGED FOODS & MEATS-0.56%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.63%, 05/01/09                                  160,000        173,600
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Kraft Foods Inc., Global Notes,
  5.63%, 11/01/11                              $   300,000   $    313,992
-------------------------------------------------------------------------
  6.25%, 06/01/12                                  300,000        326,874
=========================================================================
                                                                  814,466
=========================================================================

PUBLISHING-1.18%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13                   400,000        514,520
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.75%, 01/20/24            650,000        720,421
-------------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                         250,000        275,799
-------------------------------------------------------------------------
Tribune Co., Putable Notes, 6.61%, 09/15/04        200,000        212,576
=========================================================================
                                                                1,723,316
=========================================================================

RAILROADS-0.28%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                         350,000        404,121
=========================================================================

REAL ESTATE-2.33%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                                500,000        521,380
-------------------------------------------------------------------------
    7.25%, 06/15/28                                150,000        163,404
-------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               150,000        167,325
-------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                    250,000        284,320
-------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                  300,000        316,305
-------------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         225,000        230,625
-------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                         375,000        395,625
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  190,000        206,150
-------------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $823,375)(a)(b)                                  825,000        831,815
-------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                  250,000        288,873
=========================================================================
                                                                3,405,822
=========================================================================

SOVEREIGN DEBT-2.02%

Export Development Canada (Canada), Global
  Bonds, 4.00%, 08/01/07                           200,000        209,764
-------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                     465,000        565,040
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                  100,000        100,875
-------------------------------------------------------------------------
  6.63%, 03/03/15                                  300,000        313,125
-------------------------------------------------------------------------
  7.50%, 04/08/33                                1,300,000      1,342,575
-------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.38%,
  01/16/13                                         400,000        418,800
=========================================================================
                                                                2,950,179
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SPECIALTY STORES-0.18%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                             $   240,000   $    264,000
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.38%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31             385,000        476,919
-------------------------------------------------------------------------
Cingular Wireless L.L.C., Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                            75,000         82,082
=========================================================================
                                                                  559,001
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $80,122,639)                                 83,732,395
=========================================================================

                                                PRINCIPAL
                                                AMOUNT(I)

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-32.87%

AUSTRALIA-2.41%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds, 8.00%, 03/01/08    AUD 5,000,000      3,523,717
=========================================================================

CANADA-6.14%

Canadian Government (Sovereign Debt),
  Bonds,
    5.75%, 06/01/29                          CAD   300,000        218,994
-------------------------------------------------------------------------
    6.00%, 06/01/08                          CAD 9,520,000      7,141,395
-------------------------------------------------------------------------
  Gtd. Bonds,
    7.00%, 12/01/06                          CAD   300,000        230,003
-------------------------------------------------------------------------
    7.25%, 06/01/07                          CAD   900,000        701,217
-------------------------------------------------------------------------
    9.00%, 03/01/11                          CAD   500,000        444,831
-------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                            CAD   300,000        220,250
=========================================================================
                                                                8,956,690
=========================================================================

CAYMAN ISLANDS-0.49%

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds,
  8.63%, 06/30/22                            GBP   424,301        710,151
=========================================================================

GERMANY-14.67%

Bundesrepublik Deutschland (Sovereign Debt)
  Series 2000, Euro Bonds, 5.50%, 01/04/31
                                             EUR 5,000,000      6,125,405
-------------------------------------------------------------------------
  Series 2002, Euro Bonds, 5.00%, 07/04/12
                                             EUR 3,750,000      4,479,970
-------------------------------------------------------------------------
Eurohypo AG (Banks)-Series 2212, Sec. Euro
  Bonds, 4.50%, 01/21/13                     EUR 2,000,000      2,277,623
-------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks),
  Sr. Unsec. Gtd. Unsub. Global Notes, 3.50%,
  11/15/05                                   EUR 1,400,000      1,595,362
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 5.25%,
  07/04/12                                   EUR 2,500,000      3,049,053
-------------------------------------------------------------------------
Landesbank Baden-Wuerttemberg (Banks),
  Sec. Euro Bonds, 3.25%, 05/08/08           EUR 3,500,000      3,878,130
=========================================================================
                                                               21,405,543
=========================================================================

                                                PRINCIPAL       MARKET
                                                AMOUNT(i)       VALUE
-------------------------------------------------------------------------

GREECE-2.07%

Hellenic Republic (Sovereign Debt), Euro
  Bonds, 6.00%, 05/19/10                     EUR 2,400,000   $  3,017,614
=========================================================================

LUXEMBOURG-2.15%

International Bank for Reconstruction &
  Development (Banks)-Series E, Sr. Unsec.
  Medium Term Global Notes,
  5.76%, 08/20/07(c)                         NZD 7,100,000      3,132,219
=========================================================================

U.S.A.-1.70%

Fannie Mae (Sovereign Debt)-Series E, Sr.
  Unsub. Medium Term Global Notes, 6.38%,
  08/15/07                                   AUD 3,785,000      2,488,738
=========================================================================

UNITED KINGDOM-3.24%

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07              GBP 2,600,000      4,731,914
=========================================================================
    Total Non-U.S. Dollar Denominated Bonds
     & Notes (Cost $43,596,257)                                47,966,586
=========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-3.86%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.04%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $   249,366        270,054
-------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/31                      424,096        443,387
-------------------------------------------------------------------------
  7.00%, 06/01/16 to 07/01/29                       82,725         88,073
-------------------------------------------------------------------------
  6.00%, 06/01/17                                  330,402        345,313
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 05/01/33(j)                               350,000        364,952
=========================================================================
                                                                1,511,779
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.43%

Pass Through Ctfs.,
  6.50%, 10/01/16 to 11/01/31                    1,182,738      1,239,575
-------------------------------------------------------------------------
  7.00%, 05/01/17 to 12/01/31                      752,597        797,424
-------------------------------------------------------------------------
  7.50%, 10/01/29 to 05/01/32                      806,519        859,827
-------------------------------------------------------------------------
  8.00%, 06/01/31 to 04/01/32                      382,150        412,808
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 05/01/33(j)                               230,000        240,080
=========================================================================
                                                                3,549,714
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.39%

Pass Through Ctfs.,
  7.50%, 06/15/23                                  106,466        114,445
-------------------------------------------------------------------------
  8.00%, 09/20/26                                  308,962        333,474
-------------------------------------------------------------------------
  6.50%, 11/15/31                                   84,650         89,051
-------------------------------------------------------------------------
  6.00%, 11/15/32                                   37,056         38,824
=========================================================================
                                                                  575,794
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $5,502,582)                                         5,637,287
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.55%

AIRLINES-1.02%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $438,618)(a)(b)                              $   438,618   $     24,124
-------------------------------------------------------------------------
Continental Airlines, Inc.
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                         509,316        429,098
-------------------------------------------------------------------------
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                           276,567        236,119
-------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                   290,910        248,001
-------------------------------------------------------------------------
United Air Lines, Inc.-Series 2000-1, Class
  A-2, Pass Through Ctfs., 7.73%, 07/01/10         800,000        546,000
=========================================================================
                                                                1,483,342
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.37%

Citicorp Lease
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 10/03/02;
  Cost $159,730)(a)(b)                             147,502        160,184
-------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $1,114,660)(a)(b)      1,100,000      1,321,573
-------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $499,340)(a)(b)                             500,000        520,828
=========================================================================
                                                                2,002,585
=========================================================================

ELECTRIC UTILITIES-0.16%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                         200,000        230,204
=========================================================================
    Total Asset-Backed Securities (Cost
      $4,225,711)                                               3,716,131
=========================================================================

                                                 SHARES
EQUITY INTERESTS-0.56%

BROADCASTING & CABLE TV-0.02%

Knology, Inc.
  Series D, Conv. Pfd. (Acquired 01/06/98;
  Cost $0)(a)(b)(k)                                 17,253         25,880
-------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(b)(l)(m)                                 700              0
=========================================================================
                                                                   25,880
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(b)(l)                          535              5
=========================================================================

RAILROADS-0.00%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00; Cost $0)(a)(b)(l)                375          2,126
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

REAL ESTATE-0.54%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $750,000)(a)(b)             750   $    787,500
=========================================================================
    Total Equity Interests (Cost $750,000)                        815,511
=========================================================================

MONEY MARKET FUNDS-3.76%

STIC Liquid Assets Portfolio(n)                  2,742,148      2,742,148
-------------------------------------------------------------------------
STIC Prime Portfolio(n)                          2,742,148      2,742,148
=========================================================================
    Total Money Market Funds (Cost
      $5,484,296)                                               5,484,296
=========================================================================
TOTAL INVESTMENTS-100.98% (Cost $139,681,485)                 147,352,206
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.98%)                          (1,435,466)
=========================================================================
NET ASSETS-100.00%                                           $145,916,740
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
PATS    - Pass Through Asset Trust Securities
Pfd.    - Preferred
PIK     - Payment in Kind
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $11,158,815, which represented 7.65% of the Fund's net assets.
(b) Security considered to be illiquid. The aggregate market value of these securities at 04/30/03 was $10,207,938 which represented 7.00% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 04/30/03.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 04/30/03.
(g) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(h) Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.
(i) Foreign denominated security. Par value is denominated in currency indicated.
(j) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section G.
(k) Non-income producing security.
(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(m) Security fair valued in accordance with the procedures established by the Board of Directors.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $139,681,485)                                $147,352,206
-----------------------------------------------------------
Foreign currencies, at value (cost $147,651)        151,554
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,078,461
-----------------------------------------------------------
  Capital stock sold                                572,243
-----------------------------------------------------------
  Dividends and interest                          2,519,639
-----------------------------------------------------------
Investment for deferred compensation plan            31,995
-----------------------------------------------------------
Other assets                                         13,295
===========================================================
     Total assets                               158,719,393
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          12,177,810
-----------------------------------------------------------
  Capital stock reacquired                          209,381
-----------------------------------------------------------
  Dividends                                         153,868
-----------------------------------------------------------
  Deferred compensation plan                         31,995
-----------------------------------------------------------
Accrued distribution fees                            88,799
-----------------------------------------------------------
Accrued directors' fees                               2,002
-----------------------------------------------------------
Accrued transfer agent fees                          62,292
-----------------------------------------------------------
Accrued operating expenses                           76,506
===========================================================
     Total liabilities                           12,802,653
===========================================================
Net assets applicable to shares outstanding    $145,916,740
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)     $170,515,537
-----------------------------------------------------------
Undistributed net investment income                (939,598)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                (31,311,599)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               7,652,400
===========================================================
                                               $145,916,740
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $111,930,401
___________________________________________________________
===========================================================
Class B                                        $ 29,685,983
___________________________________________________________
===========================================================
Class C                                        $  4,300,356
___________________________________________________________
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                    12,643,706
___________________________________________________________
===========================================================
Class B:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     3,353,438
___________________________________________________________
===========================================================
Class C:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                       486,136
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.85
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.85 divided by
       95.25%)                                 $       9.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.85
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.85
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 3,875,191
-------------------------------------------------------------------------
Dividends                                                          39,375
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       18,871
=========================================================================
    Total investment income                                     3,933,437
=========================================================================

EXPENSES:

Advisory fees                                                     473,928
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     24,090
-------------------------------------------------------------------------
Distribution fees -- Class A                                      261,063
-------------------------------------------------------------------------
Distribution fees -- Class B                                      138,319
-------------------------------------------------------------------------
Distribution fees -- Class C                                       16,595
-------------------------------------------------------------------------
Transfer agent fees                                               204,226
-------------------------------------------------------------------------
Directors' fees                                                     3,891
-------------------------------------------------------------------------
Printing fees                                                      82,798
-------------------------------------------------------------------------
Other                                                              68,798
=========================================================================
    Total expenses                                              1,298,503
=========================================================================
Less: Fees waived and expenses paid indirectly                   (374,266)
=========================================================================
    Net expenses                                                  924,237
=========================================================================
Net investment income                                           3,009,200
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                         2,062,887
-------------------------------------------------------------------------
  Foreign currencies                                               58,485
=========================================================================
                                                                2,121,372
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         8,813,146
-------------------------------------------------------------------------
  Foreign currencies                                              (19,076)
=========================================================================
                                                                8,794,070
=========================================================================
Net gain from investment securities and foreign currencies     10,915,442
=========================================================================
Net increase in net assets resulting from operations          $13,924,642
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
==========================================================================================
OPERATIONS:

  Net investment income                                       $  3,009,200    $  8,415,168
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            2,121,372     (13,084,567)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           8,794,070        (774,842)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 13,924,642      (5,444,241)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,800,443)     (6,559,894)
------------------------------------------------------------------------------------------
  Class B                                                         (673,850)     (1,908,170)
------------------------------------------------------------------------------------------
  Class C                                                          (80,207)       (135,148)
==========================================================================================
    Total distributions from net investment income              (3,554,500)     (8,603,212)
==========================================================================================
Return of capital:
  Class A                                                               --        (325,653)
------------------------------------------------------------------------------------------
  Class B                                                               --        (102,465)
------------------------------------------------------------------------------------------
  Class C                                                               --          (7,344)
==========================================================================================
    Total return of capital                                             --        (435,462)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                              (3,554,500)     (9,038,674)
==========================================================================================
Share transactions-net:
  Class A                                                        4,704,423        (687,042)
------------------------------------------------------------------------------------------
  Class B                                                        1,228,498     (15,595,190)
------------------------------------------------------------------------------------------
  Class C                                                        1,445,233         632,175
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          7,378,154     (15,650,057)
==========================================================================================
    Net increase (decrease) in net assets                       17,748,296     (30,132,972)
==========================================================================================

NET ASSETS:

  Beginning of period                                          128,168,444     158,301,416
==========================================================================================
  End of period                                               $145,916,740    $128,168,444
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is high current income. Its secondary objective is protection of principal and growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. AIM has voluntarily agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A to 1.25%. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. During periods of waivers or reimbursements, to the extent the annualized expense ratio does not exceed the contractual limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $373,321.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $105,628 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $261,063, $138,319 and $16,595, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $5,920 in front-end sales commissions from the sale of Class A shares and $0, $0 and $51 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,311 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.


NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $945 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $945.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
-----------------------------------------------------------------------------
October 31, 2006                                                 $ 3,646,989
-----------------------------------------------------------------------------
October 31, 2007                                                   7,391,799
-----------------------------------------------------------------------------
October 31, 2008                                                   2,830,735
-----------------------------------------------------------------------------
October 31, 2009                                                   6,435,460
-----------------------------------------------------------------------------
October 31, 2010                                                  13,127,988
=============================================================================
Total capital loss carryforward                                  $33,432,971
_____________________________________________________________________________
=============================================================================



NOTE 7--INVESTMENT SECURITIES

    The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $85,766,832 and $77,485,991, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 8,959,546
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,708,109)
===========================================================
Net unrealized appreciation of investment
  securities                                    $ 7,251,437
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $140,100,769.

NOTE 8--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,586,224    $ 22,281,140     1,812,754    $ 15,524,527
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        775,448       6,668,854       608,823       5,175,923
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        359,234       3,094,135       260,182       2,201,898
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        242,315       2,084,207       594,914       5,055,107
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         59,551         512,160       173,934       1,483,423
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,756          66,819        13,549         114,744
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        115,687         987,283     1,153,847       9,915,121
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (115,527)       (987,283)   (1,148,045)     (9,915,121)
======================================================================================================================
Reacquired:
  Class A                                                     (2,406,465)    (20,648,207)   (3,675,293)    (31,181,797)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (581,258)     (4,965,233)   (1,449,001)    (12,339,415)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (199,333)     (1,715,721)     (199,780)     (1,684,467)
======================================================================================================================
                                                                 843,632    $  7,378,154    (1,854,116)   $(15,650,057)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                           YEAR ENDED OCTOBER 31,
                                                       APRIL 30,        ---------------------------------------------------------
                                                          2003           2002            2001        2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   8.20        $  9.05        $   8.91    $   9.72    $ 10.60    $ 10.93
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.19(a)        0.52(a)(b)      0.61        0.66       0.67       0.71
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.69          (0.82)           0.14       (0.79)     (0.86)     (0.27)
=================================================================================================================================
    Total from investment operations                        0.88          (0.30)           0.75       (0.13)     (0.19)      0.44
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.23)         (0.52)          (0.60)      (0.13)     (0.61)     (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --             --              --          --         --      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                          --          (0.03)          (0.01)      (0.55)     (0.08)     (0.09)
=================================================================================================================================
    Total distributions                                    (0.23)         (0.55)          (0.61)      (0.68)     (0.69)     (0.77)
=================================================================================================================================
Net asset value, end of period                          $   8.85        $  8.20        $   9.05    $   8.91    $  9.72    $ 10.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            10.81%         (3.33)%          8.64%      (1.38)%    (1.94)%     3.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $111,930        $99,211        $110,579    $105,636    $51,077    $58,115
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.25%(d)       1.25%           1.25%       1.25%      1.25%      1.23%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.80%(d)       1.69%           1.66%       1.71%      1.67%      1.73%
=================================================================================================================================
Ratio of net investment income to average net assets        4.56%(d)       6.05%(b)        6.75%       6.97%      6.54%      6.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    59%            73%             92%        184%        93%        47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.53 and the ratio of net investment income to average net assets would have been 6.26%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $105,290,396.
(e)  Not annualized for periods less than one year.

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2003           2002            2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.19         $  9.05         $  8.91    $  9.72    $ 10.59    $ 10.92
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.17(a)         0.47(a)(b)      0.56       0.61       0.62       0.65
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.70           (0.82)           0.14      (0.79)     (0.85)     (0.27)
=================================================================================================================================
    Total from investment operations                        0.87           (0.35)           0.70      (0.18)     (0.23)      0.38
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.21)          (0.48)          (0.55)     (0.12)     (0.56)     (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --              --              --         --         --      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                          --           (0.03)          (0.01)     (0.51)     (0.08)     (0.09)
=================================================================================================================================
    Total distributions                                    (0.21)          (0.51)          (0.56)     (0.63)     (0.64)     (0.71)
=================================================================================================================================
Net asset value, end of period                           $  8.85         $  8.19         $  9.05    $  8.91    $  9.72    $ 10.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            10.67%          (3.93)%          8.08%     (1.94)%    (2.37)%     3.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $29,686         $26,348         $45,510    $60,391    $34,423    $36,525
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.75%(d)        1.75%           1.75%      1.75%      1.75%      1.75%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       2.30%(d)        2.19%           2.16%      2.21%      2.17%      2.25%
=================================================================================================================================
Ratio of net investment income to average net assets        4.06%(d)        5.55%(b)        6.25%      6.47%      6.04%      5.87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    59%             73%             92%       184%        93%        47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.49 and the ratio of net investment income to average net assets would have been 5.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,893,134.
(e)  Not annualized for periods less than one year.

                                                                                          CLASS C
                                                              ----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     --------------------------------------------------
                                                                 2003        2002          2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.19      $ 9.05        $ 8.91    $ 9.71    $10.59    $10.92
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17(a)     0.47(a)(b)    0.56      0.60      0.62      0.66
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.70       (0.82)         0.14     (0.77)    (0.86)    (0.28)
==============================================================================================================================
    Total from investment operations                              0.87       (0.35)         0.70     (0.17)    (0.24)     0.38
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.21)      (0.48)        (0.55)    (0.12)    (0.56)    (0.55)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          --            --        --        --     (0.07)
------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                                --       (0.03)        (0.01)    (0.51)    (0.08)    (0.09)
==============================================================================================================================
    Total distributions                                          (0.21)      (0.51)        (0.56)    (0.63)    (0.64)    (0.71)
==============================================================================================================================
Net asset value, end of period                                  $ 8.85      $ 8.19        $ 9.05    $ 8.91    $ 9.71    $10.59
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  10.68%      (3.93)%        8.08%    (1.84)%   (2.47)%    3.39%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,300      $2,609        $2,212    $1,780    $1,884    $1,785
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(d)    1.75%         1.75%     1.75%     1.75%     1.73%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.30%(d)    2.19%         2.16%     2.21%     2.17%     2.22%
==============================================================================================================================
Ratio of net investment income to average net assets              4.06%(d)    5.55%(b)      6.25%     6.47%     6.04%     5.88%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                                          59%         73%           92%      184%       93%       47%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.49 and the ratio of net investment income to average net assets would have been 5.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $3,346,567.
(e)  Not annualized for periods less than one year.

NOTE 10--SUBSEQUENT EVENT

The Board of Directors unanimously approved, on February 6, 2003, and shareholders subsequently approved, on June 4, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Income Fund ("Global Income Fund"), a series of AIM International Funds, Inc., would transfer all of its assets to AIM Income Fund ("Income Fund"), a series of AIM Investment Securities Funds. Effective on or about June 23, 2003, the transaction is expected to become effective and shareholders of Global Income Fund would receive shares of Income Fund in exchange for their shares of Global Income Fund, and Global Income Fund would cease operations. Effective on May 22, 2003, Global Income Fund was closed to new investors.

OTHER INFORMATION

DIRECTORS AND OFFICERS



BOARD OF DIRECTORS                  OFFICERS                                     OFFICE OF THE FUND

Robert H. Graham                    Robert H. Graham                             11 Greenway Plaza
                                    Chairman and President                       Suite 100
Mark H. Williamson                                                               Houston, TX 77046
                                    Mark H. Williamson
Frank S. Bayley                     Executive Vice President                     INVESTMENT ADVISOR

Bruce L. Crockett                   Kevin M. Carome                              A I M Advisors, Inc.
                                    Senior Vice President                        11 Greenway Plaza
Albert R. Dowden                                                                 Suite 100
                                    Gary T. Crum                                 Houston, TX 77046
Edward K. Dunn Jr.                  Senior Vice President
                                                                                 TRANSFER AGENT
Jack M. Fields                      Dana R. Sutton
                                    Vice President and Treasurer                 A I M Fund Services, Inc.
Carl Frischling                                                                  P.O. Box 4739
                                    Robert G. Alley                              Houston, TX 77210-4739
Prema Mathai-Davis                  Vice President
                                                                                 CUSTODIAN
Lewis F. Pennock                    Stuart W. Coco
                                    Vice President                               State Street Bank and Trust Company
Ruth H. Quigley                                                                  225 Franklin Street
                                    Melville B. Cox                              Boston, MA 02110
Louis S. Sklar                      Vice President
                                                                                 COUNSEL TO THE FUND
                                    Edgar M. Larsen
                                    Vice President                               Ballard Spahr
                                                                                 Andrews & Ingersoll, LLP
                                    Nancy L. Martin                              1735 Market Street
                                    Secretary                                    Philadelphia, PA 19103

                                                                                 COUNSEL TO THE TRUSTEES

                                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                                 919 Third Avenue
                                                                                 New York, NY 10022

                                                                                 DISTRIBUTOR

                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund             AIM Asia Pacific Growth Fund(2)                 TAXABLE
AIM Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Balanced Fund*               AIM European Growth Fund(2)                     AIM Floating Rate Fund
AIM Basic Value Fund                   AIM European Small Company Fund                 AIM High Yield Fund
AIM Blue Chip Fund                     AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Capital Development Fund           AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Charter Fund                       AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                 AIM Global Value Fund(5)                        AIM Money Market Fund
AIM Dent Demographic Trends Fund       AIM International Core Equity Fund(2)           AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)       AIM International Emerging Growth Fund          AIM Total Return Bond Fund
AIM Emerging Growth Fund               AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund                                                                         TAX-FREE
AIM Mid Cap Basic Value Fund           SECTOR EQUITY
AIM Mid Cap Core Equity Fund(2)                                                        AIM High Income Municipal Fund
AIM Mid Cap Growth Fund                AIM Global Energy Fund                          AIM Municipal Bond Fund
AIM Opportunities I Fund(2,3)          AIM Global Financial Services Fund              AIM Tax-Exempt Cash Fund
AIM Opportunities II Fund(2,3)         AIM Global Health Care Fund                     AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities III Fund(2,3)        AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)             AIM Global Utilities Fund
AIM Premier Equity II Fund(2)          AIM New Technology Fund
AIM Select Equity Fund                 AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund





                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--


                                        College         Separately
Mutual  Retirement      Annuities       Savings         Managed         Offshore        Alternative     Cash
Funds   Products                        Plans           Accounts        Products        Investments     Management


                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       GLI-SAR-1
AIMinvestments.com

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                          AIM INTERNATIONAL GROWTH FUND

         AIM International Growth Fund seeks to provide long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities.

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.

                                 --Servicemark--

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
TOP COUNTRIES

As of 4/30/03
--------------------------------------------------------------------------------

                                  [PIE CHART]


UNITED KINGDOM                            19.7%
OTHER                                     23.4%
SOUTH KOREA                                2.6%
ISRAEL                                     3.2%
GERMANY                                    3.5%
IRELAND                                    3.8%
ITALY                                      4.2%
SPAIN                                      5.1%
CANADA                                    10.4%
FRANCE                                    10.7%
JAPAN                                     13.4%



TOTAL NUMBER OF HOLDINGS*                   86

TOTAL NET ASSETS                  $1.5 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

Class A Shares
Inception (4/7/92)                      5.05%
 10 Years                               3.98
  5 Years                              -6.90
  1 Year                              -20.89


Class B Shares
Inception (9/15/94)                     1.28%
  5 Years                              -6.86
  1 Year                              -21.01


Class C Shares
Inception (8/4/97)                     -4.47%
  5 Years                              -6.52
  1 Year                              -17.67


Class R Shares**
 10 Years                               4.33%
  5 Years                              -6.09
  1 Year                              -16.69



**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 4/7/92) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                 -0.32%

CLASS B SHARES                                 -0.67

CLASS C SHARES                                 -0.66

CLASS R SHARES                                 -0.79

MSCI EAFE INDEX (Broad Market Index)            1.81

LIPPER INTERNATIONAL FUND INDEX
(Peer Group Index)                              1.61

Source: Lipper, Inc.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (4/7/92), 4.53%; ten years, 3.86%; five years, -7.71%; one year, -25.24%. Class B shares, inception (9/15/94), 0.61%; five years, -7.67%; one year, -25.39%. Class C shares, inception (8/4/97), -5.50%; five years, -7.34% one year, -22.23%. Class R shares, ten years, 4.22%; five years, -6.89%; one year, -21.23%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                          TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
 1. Teva Pharmaceutical Industries Ltd.-ADR (Israel)         3.2%                1. Banks                                     15.2%

 2. Loblaw Cos. Ltd. (Canada)                                2.8                 2. Pharmaceuticals                           10.0

 3. Banco Popular Espanol S.A. (Spain)                       2.5                 3. Integrated Oil & Gas                       8.4

 4. Total S.A. (France)                                      2.2                 4. Electronic Equipment & Instruments         6.1

 5. Vodafone Group PLC (United Kingdom)                      2.1                 5. Food Retail                                5.1

 6. ENI S.p.A. (Italy)                                       2.1                 6. Tobacco                                    3.9

 7. Royal Bank of Scotland Group PLC (United Kingdom)        2.1                 7. Automobile Manufacturers                   3.8

 8. Smith & Nephew PLC (United Kingdom)                      2.1                 8. Household Products                         2.7

 9. Imperial Tobacco Group PLC (United Kingdom)              2.0                 9. Wireless Telecommunication Services        2.6

10. Unilever PLC (United Kingdom)                            2.0                10. Office Electronics                         2.5

*Excludes money market find holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

===================================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective July 1, 2002, AIM International Equity Fund was renamed AIM International Growth Fund.

o Effective May 1, 2003, after the close of the reporting period, the portfolio management team for AIM International Growth Fund is as follows:
    Shuxin Cao, Jason T. Holzer, Clas G. Olsson and Barrett K. Sides.

o AIM International Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE(R)) is a group of foreign securities tracked by Morgan Stanley Capital International.

o The unmanaged Lipper International Fund Index represents an average of the 30 largest international funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of international stocks.

o A direct investment cannot be made in an index. Unless ~otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM International Growth Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
ON THE CURRENCY     opposite page. This letter will provide an overview of the
FRONT, THE U.S.     markets and your fund during the six months covered by this
DOLLAR WAS WEAK     report. As always, timely information about your fund and
COMPARED TO MANY    the markets in general is available at our Web site,
FOREIGN CURRENCIES. aiminvestments.com.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

                    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Throughout the reporting period, fund managers Jason T. Holzer, Clas G. Olsson and Barrett K. Sides sought to identify companies, that in their view, have the potential for above-average long-term growth in earnings and prospects for future growth. At the end of the six-month reporting period, the fund's largest exposure was to companies in Europe (slightly over half the portfolio), followed by Asia, North America (Canada), Latin America and the South Pacific (Australia). The fund's Asian exposure was primarily in Japan.

    As of April 30, 2003, the fund had its largest exposure in the financials, consumer staples and healthcare sectors. Over the course of the reporting period, the fund's exposure to the consumer staples and telecommunications services sectors increased, while its weighting in consumer discretionary and industrials sectors decreased. The fund had 86 equity holdings at the end of the reporting period.

    We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM International Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.



Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/03

AIM INTERNATIONAL GROWTH FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 4/30/03

================================================================================

Inception (3/15/02)                  -14.02%
  1 year                             -15.75
  6 months                            -0.08*

*NOT ANNUALIZED

================================================================================



================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 3/31/03 (most recent calendar quarter-end)

================================================================================

Inception (3/15/02)                  -19.64%
  1 year                             -20.41

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --SERVICEMARK--

                          YOUR GOALS. OUR SOLUTIONS

                                --SERVICEMARK--

A I M DISTRIBUTORS, INC.                                               IGR-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.47%

AUSTRALIA-1.63%

Amcor Ltd. (Paper Packaging)                     2,221,000   $   11,563,926
---------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        2,300,500       13,030,060
---------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                             276,700          587,712
===========================================================================
                                                                 25,181,698
===========================================================================

BRAZIL-0.50%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        386,300        7,683,507
===========================================================================

CANADA-10.37%

Canadian National Railway Co. (Railroads)          186,500        9,060,913
---------------------------------------------------------------------------
CP Railway Ltd. (Railroads)                        391,700        9,098,500
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      597,300       19,586,407
---------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-11/14/02; Cost $35,585,025)(a)        1,089,000       42,539,063
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       305,600        8,151,607
---------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                550,700       18,158,195
---------------------------------------------------------------------------
Royal Bank of Canada (Banks)                       597,740       24,933,630
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       1,747,700       28,758,540
===========================================================================
                                                                160,286,855
===========================================================================

DENMARK-0.70%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        297,325       10,782,533
===========================================================================

FRANCE-10.66%

Aventis S.A. (Pharmaceuticals)                     296,450       15,084,779
---------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           240,100       11,291,251
---------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         334,836       29,444,997
---------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   202,965        9,517,661
---------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)         245,925       10,655,039
---------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           384,350       22,969,696
---------------------------------------------------------------------------
Societe Generale-Class A (Banks)                   132,000        8,087,888
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  262,844       34,531,590
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            356,900       23,284,561
===========================================================================
                                                                164,867,462
===========================================================================

GERMANY-3.50%

Adidas-Salomon A.G. (Apparel & Accessories)        101,925        8,786,497
---------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      515,440       25,426,950
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GERMANY-(CONTINUED)

Deutsche Boerse A.G. (Diversified Financial
  Services)                                        136,040        6,388,466
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        36,580   $   13,497,032
===========================================================================
                                                                 54,098,945
===========================================================================

HONG KONG-1.14%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                      1,080,000        5,968,419
---------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      241,100        6,321,642
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                      1,145,000        5,373,347
===========================================================================
                                                                 17,663,408
===========================================================================

HUNGARY-0.25%

OTP Bank Rt. (Banks)                               366,300        3,930,579
===========================================================================

INDIA-1.39%

Hindustan Lever Ltd. (Household Products)        1,100,000        3,355,558
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        308,228       18,177,440
===========================================================================
                                                                 21,532,998
===========================================================================

IRELAND-3.81%

Allied Irish Banks PLC (Banks)                   1,126,572       17,319,777
---------------------------------------------------------------------------
Bank of Ireland (Banks)                          2,365,000       28,955,156
---------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)             319,200       12,662,664
===========================================================================
                                                                 58,937,597
===========================================================================

ISRAEL-3.17%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,048,600       48,969,620
===========================================================================

ITALY-4.22%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                        1,274,080       17,336,760
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                2,297,949       32,810,431
---------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)               3,445,200       15,100,146
===========================================================================
                                                                 65,247,337
===========================================================================

JAPAN-13.42%

Canon Inc. (Office Electronics)                    604,000       24,488,203
---------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01; Cost
  $8,004,917)(a)                                   409,000        6,949,405
---------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         234,000       16,789,502
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     428,800       25,428,271
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
JAPAN-(CONTINUED)

Kao Corp. (Household Products)                     549,000   $   10,043,950
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     110,110       17,755,046
---------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                     164,300        8,692,829
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                 1,662,000       12,791,605
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)            838,300       24,186,138
---------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               920,000       14,153,846
---------------------------------------------------------------------------
Rohm Co. Ltd. (Semiconductors)                      76,500        7,908,357
---------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                179,000        6,579,720
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      518,500       11,775,666
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)         583,900        7,121,630
---------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                508,000       12,861,841
===========================================================================
                                                                207,526,009
===========================================================================

MEXICO-2.31%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            458,100        7,682,337
---------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(b)                            12,103,100       10,553,144
---------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         219,500        6,631,095
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                   4,251,000       10,850,621
===========================================================================
                                                                 35,717,197
===========================================================================

NETHERLANDS-1.65%

James Hardie Industries N.V. (Construction
  Materials)                                     1,573,000        6,465,294
---------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(b)                2,867,000       19,105,333
===========================================================================
                                                                 25,570,627
===========================================================================

PORTUGAL-0.79%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                   1,712,000       12,269,940
===========================================================================

SOUTH KOREA-2.58%

Kookmin Bank (Banks)(b)                            435,660       12,232,199
---------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                           105,000        2,892,750
---------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 202,000        6,702,841
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(b)                       72,000       18,081,515
===========================================================================
                                                                 39,909,305
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


SPAIN-5.13%

Altadis, S.A. (Tobacco)                          1,127,200   $   29,113,446
---------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                 798,190       38,768,299
---------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)            789,520       11,520,048
===========================================================================
                                                                 79,401,793
===========================================================================

SWITZERLAND-0.71%

UBS A.G. (Banks)                                   231,260       10,989,205
===========================================================================

TAIWAN-1.82%

Compal Electronics Inc. (Computer Hardware)      6,931,200        7,478,138
---------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)           2,624,300        8,207,997
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(b)                            9,029,809       12,385,219
===========================================================================
                                                                 28,071,354
===========================================================================

UNITED KINGDOM-19.72%

Astra-Zeneca PLC (Pharmaceuticals)                 119,500        4,693,520
---------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                     9,127,500       24,276,874
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)             1,849,200       30,974,894
---------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        630,000       10,633,403
---------------------------------------------------------------------------
Next PLC (Department Stores)                     1,359,900       20,527,126
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)       1,629,850       28,773,934
---------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                      5,504,300       16,467,322
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         1,233,400       32,381,114
---------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       668,000        4,004,953
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)        4,750,575       31,711,865
---------------------------------------------------------------------------
Tesco PLC (Food Retail)                          7,694,000       24,372,307
---------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)            3,134,600       30,841,572
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   16,786,800       33,167,607
---------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                        4,053,725       12,095,181
===========================================================================
                                                                304,921,672
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,263,287,971)                         1,383,559,641
===========================================================================




                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-10.67%

STIC Liquid Assets Portfolio(c)                 82,479,202   $   82,479,202
---------------------------------------------------------------------------
STIC Prime Portfolio(c)                         82,479,202       82,479,202
===========================================================================
    Total Money Market Funds (Cost
      $164,958,404)                                             164,958,404
===========================================================================
TOTAL INVESTMENTS-100.14% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,428,246,375)                                             1,548,518,045
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.56%

STIC Liquid Assets Portfolio (c)(d)            116,950,011      116,950,011
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $116,950,011)                                       116,950,011
===========================================================================
TOTAL INVESTMENTS-107.70% (Cost
  $1,545,196,386)                                             1,665,468,056
===========================================================================
OTHER ASSETS LESS LIABILITIES-(7.70%)                          (119,071,036)
===========================================================================
NET ASSETS-100.00%                                           $1,546,397,020
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of these securities at 04/30/03 was $49,488,468, which represented 3.20% of the Fund's net assets. These securities are not considered to be illiquid.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,545,196,386)*                            $1,665,468,056
------------------------------------------------------------
Foreign currencies, at value (cost
  $14,687,025)                                    14,379,490
------------------------------------------------------------
Receivables for:
  Investments sold                                22,984,444
------------------------------------------------------------
  Capital stock sold                              15,608,494
------------------------------------------------------------
  Dividends                                        4,767,205
------------------------------------------------------------
  Due from advisor -- See Note 2                     670,300
------------------------------------------------------------
Investment for deferred compensation plan             74,076
------------------------------------------------------------
Other assets                                         246,309
============================================================
     Total assets                              1,724,198,374
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            7,446,688
------------------------------------------------------------
  Capital stock reacquired                        50,131,958
------------------------------------------------------------
  Deferred compensation plan                          74,076
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      116,950,011
------------------------------------------------------------
Accrued distribution fees                          1,120,525
------------------------------------------------------------
Accrued directors' fees                                1,369
------------------------------------------------------------
Accrued transfer agent fees                        1,590,954
------------------------------------------------------------
Accrued operating expenses                           485,773
============================================================
     Total liabilities                           177,801,354
============================================================
Net assets applicable to shares outstanding   $1,546,397,020
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $2,048,495,737
------------------------------------------------------------
Undistributed net investment income (loss)        (3,226,013)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (619,020,846)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              120,148,142
============================================================
                                              $1,546,397,020
____________________________________________________________
============================================================




NET ASSETS:

Class A                                       $1,099,163,527
____________________________________________________________
============================================================
Class B                                       $  341,239,709
____________________________________________________________
============================================================
Class C                                       $  105,767,782
____________________________________________________________
============================================================
Class R                                       $      151,940
____________________________________________________________
============================================================
Institutional Class                           $       74,062
____________________________________________________________
============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     480,000,000
------------------------------------------------------------
  Outstanding                                     86,900,559
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     28,588,760
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      8,854,801
____________________________________________________________
============================================================
Class R:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                         12,066
____________________________________________________________
============================================================
Institutional Class:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                          5,818
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.65
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.65 divided by
       94.50%)                                $        13.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.59
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.73
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $112,749,551 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,460,982)      $ 11,217,866
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       499,208
--------------------------------------------------------------------------
Interest                                                            24,425
--------------------------------------------------------------------------
Security lending income                                            208,852
==========================================================================
    Total investment income                                     11,950,351
==========================================================================

EXPENSES:

Advisory fees                                                    7,082,344
--------------------------------------------------------------------------
Administrative services fees                                       184,806
--------------------------------------------------------------------------
Custodian fees                                                     651,972
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,572,006
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,817,658
--------------------------------------------------------------------------
Distribution fees -- Class C                                       534,856
--------------------------------------------------------------------------
Distribution fees -- Class R                                           441
--------------------------------------------------------------------------
Transfer agent fees                                              3,673,119
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              36
--------------------------------------------------------------------------
Directors' fees                                                      8,404
--------------------------------------------------------------------------
Other                                                              411,712
==========================================================================
    Total expenses                                              15,937,354
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                      (929,206)
==========================================================================
    Net expenses                                                15,008,148
==========================================================================
Net investment income (loss)                                    (3,057,797)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (44,743,368)
--------------------------------------------------------------------------
  Foreign currencies                                             1,122,480
==========================================================================
                                                               (43,620,888)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         50,098,627
--------------------------------------------------------------------------
  Foreign currencies                                               (37,001)
==========================================================================
                                                                50,061,626
==========================================================================
Net gain from investment securities and foreign currencies       6,440,738
==========================================================================
Net increase in net assets resulting from operations          $  3,382,941
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (3,057,797)   $   (8,846,063)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (43,620,888)     (221,331,772)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             50,061,626        52,979,939
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    3,382,941      (177,197,896)
==============================================================================================
Share transactions-net:
  Class A                                                         (1,995,141)     (212,077,269)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,302,139)     (148,436,124)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,620,053)      (35,844,117)
----------------------------------------------------------------------------------------------
  Class R                                                            106,369            49,318
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            80,835
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (65,810,964)     (396,227,357)
==============================================================================================
    Net increase (decrease) in net assets                        (62,428,023)     (573,425,253)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,608,825,043     2,182,250,296
==============================================================================================
  End of period                                               $1,546,397,020    $1,608,825,043
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $248,008. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $670,300 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $184,806 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,245,629 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid AIM Distributors $1,572,006, $1,817,658, $534,856 and $441, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $43,176 in front-end sales commissions from the sale of Class A shares and $484,459, $142, $15,694 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,700 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,795 and reductions in custodian fees of $103 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,898.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $112,749,551 were on loan to brokers. The loans were secured by cash collateral of $116,950,011 received by the Fund and invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $208,852 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2005                                                  $  4,400,190
------------------------------------------------------------------------------
October 31, 2006                                                     4,587,222
------------------------------------------------------------------------------
October 31, 2008                                                     5,435,313
------------------------------------------------------------------------------
October 31, 2009                                                   326,330,819
------------------------------------------------------------------------------
October 31, 2010                                                   221,461,389
==============================================================================
Total capital loss carryforward                                   $562,214,933
______________________________________________________________________________
==============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $449,791,927 and $571,093,424 respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $192,237,443
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (72,398,505)
================================================================================
Net unrealized appreciation of investment securities                $119,838,938
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,545,629,118.

NOTE 9--CAPITAL STOCK

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and 2002 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                      APRIL 30, 2003                    OCTOBER 31, 2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      194,230,925    $ 2,400,431,614     368,401,191    $ 5,196,926,844
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,042,694         12,312,918       3,311,442         44,849,213
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,505,574        111,724,479      15,573,890        203,220,053
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         610,218          7,614,278           3,845             49,318
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 --                 --           5,818             80,835
================================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          386,826          4,805,103         660,780          9,377,577
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (409,192)        (4,805,103)       (698,495)        (9,377,577)
================================================================================================================================
Reacquired:
  Class A                                                     (193,896,927)    (2,407,231,858)   (380,070,713)    (5,418,381,690)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (5,437,524)       (63,809,954)    (13,644,671)      (183,907,760)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (10,135,530)      (119,344,532)    (18,116,304)      (239,064,170)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (601,997)        (7,507,909)             --                 --
================================================================================================================================
                                                                (4,704,933)   $   (65,810,964)    (24,573,217)   $  (396,227,357)
________________________________________________________________________________________________________________________________
================================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Institutional shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,          ------------------------------------------------------------------------
                                        2003                2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    12.69          $    14.45       $    21.60    $    21.73       $    17.59    $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.01)(a)           (0.03)(a)        (0.01)         0.08(a)         (0.03)         0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (0.03)              (1.73)           (5.66)         0.72             4.49          0.96
=================================================================================================================================
    Total from investment
      operations                          (0.04)              (1.76)           (5.67)         0.80             4.46          1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                  --               --            --            (0.11)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                  --            (1.48)        (0.93)           (0.21)           --
=================================================================================================================================
    Total distributions                      --                  --            (1.48)        (0.93)           (0.32)        (0.06)
=================================================================================================================================
Net asset value, end of period       $    12.65          $    12.69       $    14.45    $    21.60       $    21.73    $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           (0.32)%            (12.18)%         (27.96)%        3.16%           25.73%         6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,099,164          $1,093,344       $1,404,269    $2,325,636       $2,058,419    $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)            1.70%            1.57%         1.44%            1.48%         1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 1.88%(c)            1.74%            1.61%         1.48%            1.52%         1.49%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.19)%(c)          (0.21)%          (0.04)%        0.30%           (0.14)%        0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   32%                 77%              85%           87%              86%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,056,688,936.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2003            2002           2001        2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.02        $  13.78       $  20.81    $  21.11       $  17.13       $  16.27
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)      (0.09)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.03)          (1.64)         (5.42)       0.74           4.36           0.95
==============================================================================================================================
    Total from investment operations            (0.08)          (1.76)         (5.55)       0.63           4.19           0.86
==============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)            --
==============================================================================================================================
Net asset value, end of period               $  11.94        $  12.02       $  13.78    $  20.81       $  21.11       $  17.13
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 (0.67)%        (12.77)%       (28.48)%      2.42%         24.72%          5.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $341,240        $401,288       $612,125    $997,843       $887,106       $744,987
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%          2.22%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%          2.26%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%        (0.49)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%            78%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $366,544,365.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ----------------------------------------------------------------
                                               2003            2002           2001        2000           1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.03        $  13.79       $  20.82    $  21.13       $  17.14       $ 16.27
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)     (0.09)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.04)          (1.64)         (5.42)       0.73           4.37          0.96
=============================================================================================================================
    Total from investment operations            (0.09)          (1.76)         (5.55)       0.62           4.20          0.87
=============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)           --
=============================================================================================================================
Net asset value, end of period               $  11.94        $  12.03       $  13.79    $  20.82       $  21.13       $ 17.14
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                 (0.75)%        (12.76)%       (28.47)%      2.37%         24.76%         5.35%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $105,768        $114,070       $165,857    $253,998       $118,208       $58,579
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%         2.22%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%         2.26%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%       (0.49)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%           78%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,857,660.
(d)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.69            $ 15.27
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
--------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.08)             (2.56)
============================================================================================
    Total from investment operations                             (0.10)             (2.58)
============================================================================================
Net asset value, end of period                                  $12.59            $ 12.69
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  (0.79)%           (16.90)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  152            $    49
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(c)           1.89%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.08%(c)           1.93%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)         (0.40)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          32%                77%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $177,878.
(d)  Annualized
(e)  Not annualized for period less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.73            $ 15.09
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03(a)            0.03(a)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.03)             (2.39)
=============================================================================================
    Total from investment operations                                --              (2.36)
=============================================================================================
Net asset value, end of period                                  $12.73            $ 12.73
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   0.00%            (15.64)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   74            $    74
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)           1.16%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.29%(c)           1.20%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.40%(c)           0.33%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          32%                77%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $72,818.
(d)  Annualized
(e)  Not annualized for period less than one year.

OTHER INFORMATION

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS      OFFICERS                        OFFICE OF THE FUND
Robert H. Graham        Robert H. Graham                11 Greenway Plaza
Mark H. Williamson      Chairman and President          Suite 100
Frank S. Bayley                                         Houston, TX 77046
Bruce L. Crockett       Mark H. Williamson
Albert R. Dowden        Executive Vice President        INVESTMENT ADVISOR
Edward K. Dunn Jr.                                      A I M Advisors, Inc.
Jack M. Fields          Kevin M. Carome                 11 Greenway Plaza
Carl Frischling         Senior Vice President           Suite 100
Prema Mathai-Davis                                      Houston, TX 77046
Lewis F. Pennock        Gary T. Crum
Ruth H. Quigley         Senior Vice President           TRANSFER AGENT
Louis S. Sklar                                          A I M Fund Services, Inc.
                        Dana R. Sutton                  P.O. Box 4739
                        Vice President and Treasurer    Houston, TX 77210-4739

                        Robert G. Alley                 CUSTODIAN
                        Vice President                  State Street Bank and Trust Company
                                                        225 Franklin Street
                        Stuart W. Coco                  Boston, MA 02110
                        Vice President
                                                        COUNSEL TO THE FUND
                        Melville B. Cox                 Ballard Spahr
                        Vice President                  Andrews & Ingersoll, LLP
                                                        1735 Market Street
                        Edgar M. Larsen                 Philadelphia, PA 19103
                        Vice President
                                                        COUNSEL TO THE TRUSTEES
                        Nancy L. Martin                 Kramer, Levin, Naftalis & Frankel LLP
                        Secretary                       919 Third Avenue
                                                        New York, NY 10022

                                                        DISTRIBUTOR
                                                        A I M Distributors, Inc.
                                                        11 Greenway Plaza
                                                        Suite 100
                                                        Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

    DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                    AIM Asia Pacific Growth Fund(2)                        TAXABLE
AIM Balanced Fund*                            AIM Developing Markets Fund
AIM Basic Balanced Fund*                      AIM European Growth Fund(2)                    AIM Floating Rate Fund
AIM Basic Value Fund                          AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                            AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund                  AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                              AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                        AIM Global Value Fund(5)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund              AIM International Core Equity Fund(2)          AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)              AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund                      AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                         TAX-FREE
AIM Large Cap Growth Fund                           SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                  AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                       AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                 AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)                AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)               AIM New Technology Fund
AIM Premier Equity Fund(2)                    AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund



(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.



Mutual       Retirement     Annuities      College         Separately       Offshore      Alternative     Cash
Funds        Products                      Savings         Managed          Products      Investments     Management
                                           Plans           Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--


AIMinvestments.com                                                     IGR-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds, AIM International Funds Inc., AIM Investment Funds, AIM Special Opportunities Funds, and AIM Summit Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Fund's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  June 20, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  June 20, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.